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Fidelity Navigator

A COMPLETELY INDEPENDENT GUIDE TO MUTUAL FUNDS AT FIDELITY

October 2008

FROM THE CROW'S NEST *by Mark A. Grimaldi, CFS*

Representation without Taxation

The Skinny in less than 30 Seconds...

- $700 Billion Emergency Economic Stabilization Act of 2008 was rejected by the house, DJIA falls by 778 points
- Short sale rule amended again,
- Uptick Rule" needs to be reinstated
- Uncle Sam takes control of AIG, then loans them $85 billion at 11.00%
- Lehman Brothers files bankruptcy
- BOA acquires Merrill Lynch
- Freddie and Fannie under U.S. Government control
- FOMC holds the fed funds at 2.0%
- Recession probability increased to 80%
- Depression probability reduced to 10%

Action Call

As predicted, the July 15 anchor date was obliterated. A new one is forming. The new date will hold for the remainder of the year. Does that mean we have a short term bottom? Yes, I believe we do. Model reallocations will be announced as they are made. Precious metals were moved out of the growth and income model because the volatility exceeded levels the model can sustain; to maintain our long term risk matrix a move had to be made. The asset class remains in the capital appreciation model.

Captain's Comments

Senator Obama is promising to cut income taxes for 95% of all Americans. Only 60% of all Americans pay income taxes. Interesting. Senator McCain was in congress when H. R. 3915 (The Mortgage Reform & Anti-Predatory Lending Act 0f 2007) was proposed and did not support it. Also interesting.

The financial industry meltdown was a combination of crooked mortgage brokerages, greedy real estate investors, political correctness and historically low interest rates. I said in January 2007, "It's all about housing."

Wall Street was the end game in this process. Blaming them would be like blaming the country's obesity problem on the companies that manufacture scales. The scale just measures the problem, just as Wall Street is one measure of the economy's health. Senator Biden says it is patriotic to pay income taxes. Are the 40% of Americans who do not pay income taxes unpatriotic? Currently, the

From the Crow's Nest continued on page 2

Model Highlights

The Navigator replaced PMPIX with DISSX on September 10, 2008.

CAPITAL APPRECIATION
YTD: -23.73%

As the S&P 500 fell over 9% for the month, American Century Target Maturities 2025 (BTTRX) came close to break even, down 0.59%.

GROWTH & INCOME
YTD: -14.83%

Excessive volatility dictated a move out of PMPIX to maintain this portfolio's long term risk matrix.

INCOME
YTD: -3.71%

American Century Target Maturities 2015 (BTFTX) was the best performing fund in the No-Load Navigator models in September.

TABLE OF CONTENTS

Market Index Update

	September 30	MTD	YTD
DJIA	10,850.66	-6.00%	-18.20%
NASDAQ	2,082.33	-12.05%	-21.49%
S&P 500	1,166.36	-9.08%	-20.57%
Wilshire 5000	11,875.41	-9.52%	-19.87%
Russell 2000	679.58	-8.10%	-11.29%
NAVFX	10.15	-9.70%	-10.02%

Representation without Taxation

top 5% of wage earners (adjusted gross income over $153,542) pay 60.14% of all the income tax paid in the county. The bottom 50% of wage earners (under $31,987) pay only 2.99 %. Is this "representation without taxation"?

As Ronald Reagan said, "Government does not solve problems; it subsidizes them."

Emergency Economic Stabilization Act of 2008

The purpose is to provide authority for the Federal Government to purchase and insure certain types of troubled assets for the purpose of providing stability and preventing disruption in the economy and financial system and protecting taxpayers, and for other purposes.

The purposes of this Act are:
(1) To immediately provide authority and facilities that the Secretary of the Treasury can use to restore liquidity and stability to the financial system of the United States; and
(2) To ensure that such authority and such facilities are used in a manner that-
(A) Protects home values, college funds, retirement accounts, and life savings;
(B) Preserves homeownership and promotes jobs and economic growth;
(C) Maximizes overall returns to the taxpayers of the United States; and
(D) Provides public accountability for the exercise of such authority.

To be fair to the law makers in Washington, I want to "cast" a yes or no vote on the proposed bill within the same time frame they had. I am writing this on September 29 at 12:30pm, prior to the house vote. My vote would be "NO" because the bill does not fix the housing problem; it only attempts to fix the credit problem. It would be like adding a second story to your house because the first floor flooded and you need a place to live. All your basic problems are still beneath you. The plan tries to free up banks and financial institutions to lend. That is no small feat.

The problem is the government is using $700 billion to "buy" bad assets (mortgages that have defaulted, are about to default, or have a high risk to default). Once acquired, the government would modify the mortgages by reducing interest rates and/or reducing bad principal. Translation: the mortgage will be stripped of all the profitable aspects and then sold back into the secondary mortgage market. In many cases, the interest rate will end up being less than the "spread" the bank normally makes. I do not believe the market will be very strong for these modified assets. The proposal would help Wall Street and Main Street. The problem is that it will not help the housing crisis. The crisis is that home prices have declined by double digits for two straight years, and that will almost certainly will continue into 2009.

Here is an example that demonstrates why the plan will not help home prices. Hypothetically, we will say Mr. & Mrs. Smith are on the brink of foreclosure. Their house is worth $250, 000 and their mortgage is for $260,000 at 8%. The proposed bill would give the treasury authority to go to Mr. & Mrs. Smith and restructure their mortgage terms based on their finances. For example, the government may determine that the Smiths can afford a mortgage of $170, 000 at 4%. With the swipe of a pen, it would be done. The value of the asset is determined by the government. That may not seem unfair to some, but the Smith's neighbors just lost money due to the government price adjustment. I have no problem with the government adjusting the interest rate, but not the price.

My proposal: I would suspend the mark to market rule for five years and repeal capital gains taxes on all capital invested from October 1, 2008 through December 31, 2010. I would also reinstate the short sale "Uptick Rule." Under my proposal, I would also separate banks from brokerages; their capital requirements are apples and oranges. For a period of five years, judges would be allowed to reset interest rates on "troubled assets" at a rate not higher than the five year T-note. I would also allow for a double tax deduction on mortgage interest for all homeowners whose mortgages are reset for the next 10 years. Furthermore, the FDIC limit would be increased to $1,000,000; this is long overdue.

Suspending the mark to market rule and reinstating the "uptick rule" will free up credit and reduce downward pressure put on the stock market. Resetting the interest rates will give the homeowners time to weather the storm. The double tax deduction will give money to those who need it most right now.

From the Crow's Nest contnued on page 10

NAVIGATOR STAFF

PORTFOLIO MANAGER	MARK A. GRIMALDI
PUBLISHER	JOHN S. MORGAN
MANAGING EDITOR	JOSEPH VISCONTI
CONTRIBUTING WRITER	PAUL M. FRANK
CIRCULATION COORDINATORS	JOAN AVENI CHERYL DULIN
RESEARCH COORDINATOR	AMANDA DANGERFIELD
ASSISTANT TO THE PUBLISHER	SHARON MARSHALL

FIDELITY NAVIGATOR

Model Portfolios through 9/30/2008

Capital Appreciation

This portfolio is designed for the most aggressive investor and may be fully invested in equities at any time. Its goal is to provide an annual rate of return that out-performs the S&P 500. This portfolio involves substantial risk and should only be used by those with a large tolerance for risk.

Name	Symbol	NAV	Shares	Value	Pct	Monthly Ret.
American Century 2025	BTTRX	$57.70	723.305	$41,734.70	24.64%	-0.59%
American Cent Heritage	TWHIX	$16.09	1671.971	$26,902.01	15.88%	-17.36%
Rydex Precious Metals	RYPMX	$46.89	505.943	$23,723.67	14.01%	-13.39%
PIMCO Real Return	PRRDX	$10.46	4630.811	$48,438.29	28.60%	-6.17%
Fidelity Mid Cap Growth	FSMGX	$9.94	2873.281	$28,560.41	16.86%	-15.48%
				$169,359.08		

2001 Return -2.47% | 2003 Return 36.21% | 2005 Return 15.53% | 2007 Return 16.06% | Monthly Return -9.60%
2002 Return -5.39% | 2004 Return 20.72% | 2006 Return 9.15% | YTD Return -23.73%

Fidelity Alternatives: **FGOVX ($10.39, -0.01%) for BTTRX** | **FDSVX ($11.82, -12.77%) for TWHIX** | **FINPX ($10.87, -3.89%) for PRRDX** | **FSAGX ($31.02, -8.50%) for RYPMX**

Growth & Income

This portfolio is designed for investors that want growth, but with less volatility. This portfolio is benchmarked against a 60/40 blended index of the S&P 500 and the Lehman Brothers Aggregate Bond Index. This portfolio will adjust its equity vs. bond allocation to reflect market and economic variables.

Name	Symbol	NAV	Shares	Value	Pct	Monthly Ret.
Fidelity Inflation Protected	FINPX	$10.87	2966.126	$32,241.79	18.41%	-3.67%
American Century 2020	BTTTX	$66.48	1020.623	$67,851.02	38.75%	-1.19%
Navigator Fund	NAVFX	$10.15	2480.982	$25,181.97	14.38%	-9.70%
Fidelity Puritan	FPURX	$15.74	2339.121	$36,817.76	21.03%	-7.79%
Dreyfus Small Cap	DISSX	$19.60	663.941	$13,013.24	7.43%	-33.34%
				$175,105.78		

2001 Return 14.06% | 2003 Return 31.97% | 2005 Return 8.66% | 2007 Return 7.50% | Monthly Return -7.58%
2002 Return -8.89% | 2004 Return 16.76% | 2006 Return 9.92% | YTD Return -14.83%

Fidelity Alternatives: **FGOVX ($10.39, -0.01%) for BTTTX** | **FCPVX ($12.08, -3.08%) for DISSX** | **FGRTX ($8.92, -9.53%) for NAVFX** | **FSCRX ($13.93, -4.00%) for DISSX**

Income

This portfolio is designed for the conservative investor whose primary objective is low volatility. This portfolio invests in at least 75% fixed income and/or cash investments. This model should be used by those with a short investment time horizon and/or those requiring current income.

Name	Symbol	NAV	Shares	Value	Pct	Monthly Ret.
Fidelity Inflation Protected	FINPX	$10.87	7782.172	$84,592.21	54.97%	-3.67%
Fidelity Capital & Income	FAGIX	$7.32	4801.885	$35,149.80	22.84%	-7.99%
American Century 2015	BTFTX	$90.32	378.044	$34,144.93	22.19%	-0.31%
				$153,886.94		

2001 Return 2.76% | 2003 Return 13.08% | 2005 Return 5.09% | 2007 Return 4.19% | Monthly Return -3.98%
2002 Return 5.72% | 2004 Return 7.20% | 2006 Return 10.84% | YTD Return -3.71%

Fidelity Alternatives: **FGOVX ($10.39, -0.01%) for BTFTX**

Bias

Short-term outlook for equities: Bearish (as of July 1, 2008)

Long-term outlook for equities: Bullish (as of July 1, 2008)

Stop-loss/Take-profit S&P 500: 1,225 / 1,630 points

Navigator Rankings and Model Portfolio Selection Criterion

For investors not following our Model Portfolios, we have designed the Navigator Rankings in an effort to reduce the risk that investors may otherwise take in selecting funds without the time to properly conduct due diligence (funds above the dotted line are "buys", funds below the dotted line are "holds", "sells" are not listed). Rankings are based on a proprietary regression analysis model. Funds used in Model Portfolios undergo deeper levels of analysis and may or may not reflect the Navigator Rankings. The Stop-loss/Take-profit advice is for investors selecting equity funds and building their own portfolios, but not for the Model Portfolio(s) themselves, and/or for investors "timing" or "switching" Model Portfolios. When trades and/or bias changes are made, subscribers will be notified via the Weekly Market Commentary, as well as notification in the Newsletters. Navigator Newsletters track record data relies on the accuracy of previous staff and independent monitoring. Navigator Fund is co-managed by Mark A. Grimaldi, CFS. Navigator Money Management, Inc., a SEC Registered Investment Adviser, is affiliated with Navigator Newsletters and receives compensation on assets placed in NAVFX for asset management services.

NAVIGATOR RANKINGS

Fidelity Navigator's Mutual Fund Rankings as of September 30, 2008

Name	Symbol	NAV	Rank/ Trend	52-Week Hi	52-Week Lo	Percent Return YTD	Percent Return 1-Mnth	Percent Return 3-Mnth	Percent Return 1-Year	Total Return 3-Year	Total Return 5-Year	Total Return 10-Year	RSI	Std.Dev	Ulcer Index	Yield
GROWTH																
Gateway Fund	GATEX	27.38	1	28.65	26.53	-3.12%	-2.66%	-1.02%	-3.10%	15.65%	33.36%	70.53%	47.86	4.05%	3.17	1.73%
Merger Fund	MERFX	14.79	2 +	15.68	14.10	-1.53%	-2.31%	1.72%	-4.32%	10.83%	19.68%	84.25%	49.98	3.08%	5.48	2.23%
Rydex Inverse Gov Long Bond	RYJUX	16.81	3 +	19.11	15.74	-4.65%	0.06%	-2.66%	-10.77%	-1.48%	-13.04%	-23.97%	54.26	5.17%	6.73	3.39%
FirstEagle Fund of Amer	FEAFX	22.93	4 -	28.31	22.37	-12.65%	-12.85%	-12.88%	-13.37%	16.95%	54.72%	126.44%	36.04	5.97%	7.75	0.19%
Needham SmallCap Growth	NESGX	10.47	5 +	12.21	10.18	-7.26%	-8.16%	-4.12%	-10.56%	-0.65%	23.94%	--	39.13	5.93%	7.29	0.00%
Aquinas Growth	AQEGX	13.96	6 -	16.98	13.52	-14.77%	-9.29%	-11.53%	-14.09%	-4.20%	22.34%	37.21%	38.87	6.00%	7.78	0.05%
Yacktman Fund	YACKX	12.14	7 +	13.79	11.28	-9.34%	-1.94%	4.39%	-9.31%	8.91%	35.18%	128.57%	47.75	5.70%	8.84	2.07%
Jensen Fund	JENSX	25.60	8 +	28.97	24.62	-9.28%	-3.74%	2.36%	-9.29%	12.10%	28.17%	92.23%	46.31	5.99%	8.76	0.94%
DWS Lg Comp Gr	SCQGX	26.06	9 -	31.27	25.11	-14.50%	-9.67%	-9.01%	-14.48%	5.70%	27.12%	9.49%	40.24	6.29%	7.88	0.41%
Yacktman Focused	YAFFX	13.20	10 +	14.44	12.02	-5.71%	-0.98%	6.28%	-5.92%	13.73%	37.57%	108.32%	48.95	6.32%	7.65	1.37%
ValueLine Convertible	VALCX	10.61	11	13.03	10.39	-15.50%	-10.43%	-11.84%	-16.32%	0.90%	19.95%	50.69%	33.94	4.09%	8.13	1.05%
Chase Growth	CHASX	17.24	12 -	21.22	16.74	-17.16%	-9.02%	-9.83%	-14.93%	2.86%	45.24%	--	39.48	5.65%	9.34	0.16%
Amana Growth	AMAGX	19.81	13 +	24.18	19.23	-13.87%	-9.00%	-9.09%	-15.33%	16.51%	85.02%	201.17%	40.01	5.72%	9.66	0.00%
Alleg Montag & Caldwell Gr	MCGFX	22.63	14 -	27.39	21.57	-15.43%	-9.66%	-9.44%	-12.82%	10.35%	32.03%	37.40%	41.12	6.66%	9.12	0.16%
Royce Premier	RYPRX	15.95	15 -	19.15	15.32	-8.12%	-11.19%	-11.68%	-10.07%	19.59%	84.04%	241.54%	39.62	6.81%	7.14	1.37%
ProFunds Rising Rates Opp	RRPIX	16.70	16 +	19.79	15.90	-7.58%	-3.02%	-6.07%	-14.16%	-3.77%	-18.69%	--	47.81	6.11%	7.19	3.65%
Pioneer SmCap & MidCap Gr	PAPPX	27.54	17	33.37	26.65	-13.07%	-11.39%	-10.58%	-12.00%	11.45%	33.69%	--	38.24	7.01%	7.77	0.00%
SIT LargeCap Gr	SNIGX	38.43	18 -	47.47	36.57	-16.44%	-9.70%	-11.49%	-16.70%	7.48%	41.41%	15.35%	42.04	6.76%	9.01	0.28%
Gabelli Small Cap Gr	GABSX	28.20	19 +	33.88	27.55	-11.65%	-8.56%	-2.93%	-13.98%	14.21%	67.18%	189.19%	40.96	6.10%	10.19	0.00%
Dreyfus Appreciation	DGAGX	37.19	20 +	46.06	35.66	-16.69%	-8.08%	-8.65%	-18.47%	3.28%	25.43%	36.31%	42.54	6.17%	9.41	1.44%
Rydex Inverse S&P 500	RYURX	43.91	21 -	45.65	33.80	21.13%	7.54%	6.76%	26.88%	13.36%	-8.85%	-5.40%	54.87	7.21%	5.22	4.26%
SoundShore Fund	SSHFX	30.43	22	38.05	29.22	-14.36%	-11.08%	-7.11%	-17.94%	2.40%	42.68%	94.91%	39.26	6.57%	9.78	0.59%
ProFunds Bear	BRPIX	30.96	23 -	32.51	23.80	21.32%	7.87%	6.94%	27.10%	12.71%	-9.90%	-11.31%	54.88	7.41%	5.25	3.40%
Lou Holland Growth	LHGFX	16.40	24 -	20.52	15.71	-17.21%	-11.11%	-12.25%	-17.36%	-4.11%	15.15%	30.32%	40.27	6.74%	9.94	0.03%
DWS Growth Allocation	SPGRX	12.47	25 +	15.70	12.17	-17.20%	-8.91%	-10.99%	-18.91%	0.10%	27.95%	50.07%	38.29	4.68%	9.95	3.66%
Dreyfus Premier Third Cen	DRTHX	8.41	26 -	10.46	8.08	-16.82%	-9.67%	-9.47%	-17.28%	0.43%	18.88%	2.09%	40.96	6.40%	10.42	0.42%
Buffalo USA Global	BUFGX	20.29	27 +	24.68	19.54	-12.15%	-8.93%	-5.54%	-15.83%	6.35%	35.10%	88.34%	39.43	6.35%	11.32	0.29%
NeuBerm Fasciano	NBFSX	34.99	28 +	40.11	31.88	-4.65%	0.00%	1.27%	-8.18%	0.93%	31.19%	66.22%	55.72	5.96%	11.59	0.00%
Royce Low Priced Stk	RYLPX	12.77	29 -	15.82	12.54	-13.60%	-11.50%	-11.87%	-16.79%	11.20%	50.36%	259.76%	38.39	6.77%	9.74	2.30%
Pioneer Growth Leaders	LRPSX	11.15	30 +	13.35	10.66	-13.03%	-7.62%	-4.37%	-15.20%	3.57%	13.55%	15.63%	43.54	7.09%	9.97	0.02%
Prudent Bear Fund	BEARX	6.82	31 -	7.08	5.58	8.77%	7.91%	0.89%	17.98%	34.31%	13.18%	34.35%	55.77	7.36%	7.43	3.31%
Sentinel Growth Leaders	BRFOX	10.40	32 -	13.68	10.10	-19.81%	-13.84%	-19.38%	-19.61%	5.62%	27.93%	--	36.17	6.84%	9.74	0.00%
Fidelity Contrafund	FCNTX	57.15	33 -	74.15	54.93	-21.03%	-9.62%	-14.02%	-19.04%	9.50%	57.10%	104.62%	41.00	6.30%	11.46	0.58%
Needham Aggressive Growth	NEAGX	12.08	34 +	14.76	11.51	-14.57%	-8.48%	-1.31%	-14.76%	13.39%	43.64%	--	41.33	6.55%	12.16	0.00%
Federated Stock	FSTKX	21.75	35 +	27.41	20.73	-16.49%	-7.54%	-7.03%	-18.59%	0.77%	31.44%	52.48%	44.33	6.95%	10.60	1.09%
Fidelity Sm Cap Retire	FSCRX	13.93	36 +	15.89	12.68	-3.40%	-4.00%	4.58%	-7.00%	2.59%	48.33%	--	44.80	7.42%	8.70	0.42%
Managers Small Company	MSCFX	9.33	37 +	11.29	8.89	-11.78%	-7.10%	-4.04%	-13.09%	7.30%	43.16%	--	36.48	5.68%	13.11	0.24%
Fidelity Asset Mgr: Gr	FASGX	13.64	38 +	17.74	13.23	-19.72%	-10.44%	-11.72%	-21.35%	-2.26%	13.29%	26.39%	38.67	5.30%	11.45	2.29%
RS Invest Partners	RSPFX	26.72	39 +	33.30	25.77	-13.27%	-10.99%	-10.22%	-17.28%	-8.09%	60.04%	254.55%	40.17	7.24%	9.17	0.33%
PBHG Strat Sm Comp	PSSCX	9.69	40 -	10.24	7.44	17.79%	3.59%	2.82%	26.52%	--	--	--	51.05	8.08%	5.71	4.39%
Northern Trust Mid Cap	NOMCX	14.66	41 -	18.98	14.05	-20.93%	-11.15%	-14.47%	-18.74%	5.16%	35.49%	109.95%	39.68	7.12%	11.09	0.00%
Wells Fargo Advantage Opp	SOPFX	30.76	42 +	39.19	29.48	-15.84%	-11.58%	-10.56%	-19.31%	0.71%	39.18%	102.52%	39.84	7.13%	10.49	1.17%
ValueLine Larger Cos	VALLX	17.06	43 -	22.36	16.37	-21.13%	-12.11%	-16.37%	-21.59%	1.99%	28.62%	35.57%	40.00	6.59%	10.72	0.33%
Gabelli Asset	GABAX	39.97	44 +	52.10	38.78	-19.76%	-10.42%	-9.88%	-21.27%	8.97%	52.13%	121.13%	39.62	6.04%	11.73	0.28%
WmBlair Growth	WBGSX	9.76	45 +	12.39	9.33	-16.58%	-9.29%	-10.21%	-17.83%	11.46%	34.72%	36.14%	40.88	7.13%	11.85	0.00%
ProFunds MidCap Growth	MGPIX	32.99	46 -	42.15	31.92	-17.59%	-13.50%	-15.58%	-18.75%	0.08%	29.31%	--	37.94	7.32%	10.04	0.00%
Fidelity Blue Chip Gr	FBGRX	35.13	47 +	44.88	33.67	-18.41%	-9.27%	-9.22%	-18.93%	-1.01%	16.67%	13.52%	41.86	6.98%	12.18	0.68%
Aston/ABN ARMO Growth	CHTIX	13.16	48 +	16.55	12.54	-15.53%	-9.80%	-9.43%	-19.17%	-5.31%	7.64%	28.82%	41.04	6.86%	12.05	0.01%
Dreyfus Mid Cap Index	PESPX	24.22	49 -	30.21	23.26	-14.57%	-10.76%	-10.96%	-16.94%	4.20%	50.83%	157.70%	41.28	7.43%	10.08	1.19%
Janus Enterprise	JAENX	45.44	50 -	59.92	44.12	-21.38%	-16.02%	-16.81%	-19.70%	12.25%	62.23%	76.42%	35.55	7.74%	9.74	0.00%
VALUE																
NeubBerm Gen Tr	NBGEX	45.05	1 +	53.66	43.69	-8.58%	-10.19%	-11.99%	-4.40%	18.67%	86.41%	265.26%	40.75	6.64%	6.63	0.14%
Janus MidCap Value	JMCVX	20.28	2 -	23.52	19.60	-9.59%	-8.57%	-6.02%	-11.56%	14.57%	68.27%	305.01%	41.97	6.38%	6.65	3.79%
ThirdAve Sm Cap Val	TASCX	21.49	3	25.38	21.03	-8.24%	-8.75%	-8.82%	-11.53%	5.06%	56.37%	188.38%	40.13	6.02%	8.02	0.82%
HeartLand Value Plus	HRVIX	24.22	4 +	26.45	20.21	6.26%	-6.20%	-2.93%	-0.06%	26.70%	82.02%	186.39%	42.63	6.83%	6.66	0.33%
Westwood Mighty Mites	WEMMX	13.41	5 +	15.73	13.23	-9.21%	-6.22%	-1.97%	-13.22%	17.18%	60.12%	218.97%	35.91	3.64%	9.93	0.34%
Artisan MidCap Value	ARTQX	17.01	6 +	19.91	16.19	-6.02%	-8.00%	-6.28%	-11.16%	8.98%	81.38%	--	42.38	7.02%	7.46	0.37%
TCW Equities Fund	TGLNX	13.24	7 +	15.56	12.89	-10.36%	-2.43%	-3.07%	-13.15%	7.85%	46.64%	--	46.09	6.15%	9.26	0.22%
Cutler Equity	CALEX	10.48	8 +	12.70	10.10	-12.72%	-4.90%	-2.96%	-15.54%	8.27%	36.80%	44.70%	45.38	7.03%	8.89	1.09%
ThomWhite Am Opps	TWAOX	12.70	9 -	15.57	12.27	-13.96%	-9.22%	-9.87%	-15.88%	2.30%	47.36%	--	42.06	6.72%	9.27	0.68%
Artisan SmallCap Value	ARTVX	13.93	10 +	15.43	12.46	0.51%	-5.56%	-0.78%	-5.77%	12.82%	80.60%	249.21%	44.35	7.40%	7.13	0.00%
CRM MidCap Value	CRMMX	24.32	11 -	30.58	23.36	-16.57%	-10.69%	-8.91%	-18.20%	9.80%	66.33%	--	39.43	6.86%	9.20	0.51%
Neuberger Berm Guard Tr	NBGTX	11.79	12 -	14.56	11.22	-16.15%	-9.45%	-7.60%	-17.76%	3.93%	44.43%	64.38%	43.32	7.09%	8.49	0.61%
Touchstone Value Opps	CCEVX	13.50	13 -	16.91	12.80	-17.35%	-10.30%	-11.94%	-16.99%	4.17%	57.02%	125.38%	42.64	7.48%	8.90	0.69%
FAM Value	FAMVX	40.85	14 +	48.81	38.25	-10.06%	-3.29%	1.44%	-13.27%	-0.27%	33.13%	111.87%	45.44	6.87%	11.04	0.49%
Janus SmallCap Value	JSCVX	21.42	15 +	23.71	19.30	-3.64%	-3.34%	5.88%	-5.90%	13.03%	58.23%	218.75%	46.04	7.49%	7.82	4.90%
Boston Part Mid Cap	BPMCX	8.26	16 -	10.26	7.93	-13.60%	-9.03%	-5.60%	-17.13%	9.34%	59.44%	119.15%	42.26	7.11%	10.67	0.33%
Heartland Select Val	HRSVX	23.83	17 -	28.76	23.01	-10.01%	-10.04%	-7.74%	-15.14%	11.26%	66.08%	201.60%	39.93	7.13%	9.50	0.55%
Aquinas Value	AQEIX	11.29	18 +	13.78	10.86	-13.62%	-8.88%	-4.56%	-15.43%	9.81%	50.80%	40.26%	42.56	7.69%	9.34	0.65%
Goldman MidCap Value	GSMCX	29.68	19 -	38.01	28.65	-16.72%	-11.32%	-13.67%	-19.25%	0.63%	61.94%	183.65%	40.22	7.09%	9.35	0.86%
Westwood Equity	WESWX	9.21	20 -	11.41	8.70	-15.74%	-5.92%	-8.18%	-16.02%	13.95%	61.51%	96.47%	46.82	7.60%	11.16	0.41%

Rankings continued on page 5

Name	Symbol	NAV	Rank/Trend	52-Week Hi	52-Week Lo	Percent Return YTD	Percent Return 1-Mnth	Percent Return 3-Mnth	Percent Return 1-Year	Total Return 3-Year	Total Return 5-Year	Total Return 10-Year	RSI	Std.Dev	Ulcer Index	Yield
Oak Value	OAKVX	18.66	21 +	23.75	17.92	-15.18%	-6.70%	-3.22%	-18.74%	0.80%	19.40%	53.10%	43.18	6.95%	12.14	0.00%
Fidelity Low-Price Stock	FLPSX	29.20	22 -	38.66	28.14	-19.48%	-11.85%	-12.17%	-21.84%	-0.38%	47.97%	204.01%	39.02	6.57%	11.90	0.57%
Wells Fargo Adv Value	CBTAX	16.30	23 +	20.10	15.48	-12.69%	0.00%	0.37%	-17.20%	6.62%	33.07%	--	47.04	5.29%	13.02	1.03%
Marshall MidCap Value	MRVEX	10.75	24 -	14.20	10.28	-18.87%	-11.52%	-10.94%	-22.40%	-5.08%	34.83%	143.24%	40.13	7.21%	11.39	0.41%
ABN AMRO/TAMRO LC Val	ATLVX	10.31	25 -	13.19	9.85	-17.72%	-9.64%	-8.11%	-19.81%	2.86%	33.42%	--	42.34	7.14%	12.44	0.06%
CRM SmallCap Value	CRMSX	18.59	26 +	22.40	17.90	-8.96%	-7.37%	-1.12%	-13.62%	5.47%	50.21%	175.62%	43.01	8.16%	9.25	0.20%
ABN AMRO Value	RVALX	10.88	27 -	14.00	10.26	-19.00%	-7.88%	-8.03%	-20.21%	7.68%	47.84%	56.52%	44.28	7.42%	11.97	1.14%
Loomis SmallCap Value	LSCRX	21.78	28 +	26.71	20.89	-10.81%	-6.48%	-1.09%	-15.21%	9.74%	59.59%	167.85%	44.03	7.29%	12.33	0.00%
Gabelli Bl Chip Val AAA	GABBX	12.09	29 -	15.51	11.41	-14.92%	-9.78%	-8.89%	-20.54%	1.18%	37.43%	--	43.93	7.53%	11.26	0.24%
HeartLand Value	HRTVX	34.19	30 -	45.16	33.23	-17.43%	-13.11%	-15.43%	-21.06%	0.40%	31.64%	189.49%	37.21	6.02%	13.56	0.47%
Wells Fargo Adv SmCap Val	SSMVX	24.16	31 -	31.75	23.24	-17.88%	-11.21%	-17.00%	-21.33%	2.45%	70.54%	351.80%	41.43	7.66%	11.26	0.04%
Northern Trust Small Cap	NOSGX	14.00	32 +	15.44	12.44	0.79%	-1.27%	7.44%	-5.48%	12.26%	68.62%	177.98%	49.51	8.73%	9.35	0.83%
Touchstone Div Sm Cap Val	TCSVX	12.62	33 -	14.62	11.78	-5.18%	-6.24%	-1.41%	-9.53%	7.07%	54.04%	215.42%	43.92	8.47%	9.70	0.00%
Touchstone SmlCap Value Opp	TSVOX	15.45	34 +	19.40	14.95	-13.25%	-7.21%	-6.36%	-16.81%	-3.38%	55.38%	--	43.37	7.60%	11.40	0.09%
Boston Part Lg Cap	BPLIX	11.77	35 +	14.91	11.15	-15.99%	-4.46%	-2.16%	-19.11%	6.59%	51.91%	92.00%	47.28	7.37%	13.25	0.93%
TCWGalileo Value Opps	TGVNX	15.91	36 +	20.44	15.27	-14.83%	-11.32%	-12.34%	-20.65%	-3.00%	26.04%	--	39.97	7.69%	11.27	0.00%
Wells Fargo Adv C&B LgCap Val	CBEQX	7.68	37 +	9.87	7.36	-16.16%	-6.46%	-2.54%	-20.59%	1.57%	28.66%	102.21%	44.49	7.09%	13.16	0.92%
Dreyfus Sm Comp Val	DSCVX	17.90	38 +	22.78	17.37	-15.45%	-11.39%	-6.62%	-18.36%	-4.50%	38.78%	152.66%	38.17	7.87%	11.93	0.37%
Fidelity SmallCap Stock	FSLCX	13.58	39 -	18.56	13.20	-20.98%	-12.89%	-11.24%	-23.59%	-2.71%	38.92%	199.52%	37.60	6.83%	13.91	0.00%
FAM Equity Income	FAMEX	17.14	40 +	21.49	16.56	-9.77%	-5.88%	-1.72%	-16.47%	-5.10%	21.19%	82.55%	44.26	7.91%	11.80	0.60%

BALANCED

Name	Symbol	NAV	Rank/Trend	52-Week Hi	52-Week Lo	Percent Return YTD	Percent Return 1-Mnth	Percent Return 3-Mnth	Percent Return 1-Year	Total Return 3-Year	Total Return 5-Year	Total Return 10-Year	RSI	Std.Dev	Ulcer Index	Yield
Fidelity Asset Mgr: Inc	FASIX	11.38	1 +	12.27	11.35	-6.53%	-4.17%	-4.04%	-6.50%	7.08%	23.32%	57.10%	27.23	1.36%	2.91	3.83%
Fidelity Freedom 2000	FFFBX	11.35	2 +	12.24	11.27	-6.27%	-3.81%	-4.30%	-6.34%	6.93%	18.11%	55.85%	35.16	1.68%	2.99	3.74%
Fidelity Capital & Inc	**FAGIX**	**7.32**	**3 -**	**8.54**	**7.32**	**-11.99%**	**-9.07%**	**-11.21%**	**-12.99%**	**4.89%**	**30.64%**	**76.36%**	**13.51**	**1.91%**	**5.11**	**5.89%**
Janus Balanced	JABAX	22.57	4 +	25.85	22.42	-10.17%	-7.04%	-8.10%	-9.80%	13.26%	36.76%	85.57%	31.90	3.09%	4.73	1.76%
Oakmark Equity and Inc	OAKBX	25.57	5 +	28.50	25.23	-4.87%	-5.01%	-7.09%	-3.85%	18.56%	54.47%	187.85%	37.24	3.15%	3.95	2.10%
UAM FPA Cresc Port	FPACX	23.54	6 +	26.45	23.24	-5.32%	-6.40%	-8.05%	-5.68%	14.70%	49.29%	160.94%	36.99	3.44%	4.07	1.73%
DWS Conservative Allocation	SCPCX	10.76	7 -	12.32	10.64	-11.02%	-5.46%	-7.24%	-11.51%	3.09%	20.77%	33.29%	33.94	2.18%	5.71	4.35%
Exeter Pro-Blend Conserv	EXDAX	11.79	8 +	12.12	11.58	-2.01%	-1.75%	0.77%	-1.50%	13.86%	28.20%	73.35%	40.65	1.58%	1.73	2.12%
Aston Montag & Cald Bal	MOBAX	17.64	9 -	19.87	17.19	-10.08%	-6.81%	-6.32%	-7.28%	9.94%	23.61%	42.03%	38.59	3.83%	5.39	1.26%
Alpha Strategies	ALPHX	11.59	10 +	13.62	11.12	-12.79%	-5.08%	-9.31%	-13.03%	2.96%	27.31%	--	45.04	2.32%	7.48	2.96%
ValueLine Income	VALIX	7.54	11 +	8.47	7.40	-8.98%	-6.26%	-5.68%	-9.59%	9.03%	49.19%	113.77%	39.55	3.76%	4.89	1.90%
Fidelity Freedom 2010	FFFCX	12.53	12 -	14.78	12.31	-12.95%	-6.77%	-8.47%	-13.46%	4.62%	23.21%	65.04%	37.84	3.44%	7.00	2.72%
Buffalo Balanced	BUFBX	10.49	13 -	12.11	10.22	-11.16%	-6.90%	-8.75%	-11.40%	12.94%	47.96%	72.86%	39.48	4.07%	5.68	3.01%
Gabelli ABC	GABCX	9.66	14 -	9.96	9.55	-1.43%	-2.62%	-1.02%	-0.59%	19.83%	28.99%	89.11%	42.16	1.50%	1.20	1.57%
Aston Balanced	CHTAX	5.41	15 +	6.42	5.26	-12.74%	-9.12%	-9.12%	-14.66%	-1.77%	9.30%	35.87%	36.45	4.34%	7.71	1.35%
Rainier Balanced	RIMBX	14.23	16 -	17.15	13.79	-15.96%	-9.53%	-11.33%	-15.53%	4.39%	25.98%	57.93%	38.38	4.44%	6.75	1.59%
Wells Fargo Adv Balanced	STAAX	19.71	17 -	21.72	19.34	-7.57%	0.00%	-0.40%	-8.11%	8.70%	27.33%	35.49%	44.38	2.77%	6.03	1.58%
Leuthold Core Investment	LCORX	15.21	18 -	18.69	14.85	-14.93%	-10.75%	-13.39%	-11.48%	17.35%	61.03%	145.19%	38.26	4.53%	6.16	1.74%
Fidelity Asset Manager	FASMX	13.00	19 +	15.67	12.76	-14.58%	-8.19%	-8.36%	-15.60%	1.63%	15.44%	49.28%	36.63	3.70%	8.08	3.40%
Columbia Balanced	CBALX	22.32	20	25.34	21.80	-10.73%	-6.40%	-6.12%	-9.41%	11.30%	31.75%	50.42%	40.38	4.09%	5.24	2.49%
Westport Fund	WPFRX	18.33	21 -	22.65	17.68	-13.17%	-11.28%	-14.31%	-12.72%	12.66%	60.89%	--	38.37	6.27%	7.69	0.17%
SIT Balanced	SIBAX	14.83	22 +	17.40	14.40	-12.84%	-7.89%	-7.66%	-13.13%	6.24%	30.46%	34.34%	39.66	4.44%	6.74	2.87%
Exeter Pro-Blend Moderate	EXBAX	11.82	23 +	12.95	11.49	-6.58%	-3.19%	0.00%	-7.63%	13.49%	39.83%	105.13%	44.11	3.46%	5.41	1.63%
Arbitrage Fund	ARBFX	12.45	24 -	12.88	11.86	0.08%	-1.19%	2.81%	1.35%	13.05%	19.11%	--	52.09	3.02%	2.44	0.00%
DWS Moderate Allocation	SPBAX	9.94	25 -	12.41	9.94	-17.18%	-9.87%	-11.77%	-18.46%	-2.27%	19.41%	32.96%	29.95	3.87%	8.61	4.14%
ValueLine Asset Alloc	VLAAX	18.79	26 -	22.55	18.32	-14.36%	-8.48%	-9.36%	-13.94%	7.30%	40.89%	87.31%	39.36	5.27%	8.07	0.70%
Laudus Rosenberg Val Lng/Sht	BRMIX	10.16	27 -	10.76	10.01	-3.33%	-0.97%	-4.42%	-0.39%	1.97%	12.49%	20.75%	49.13	2.90%	3.80	2.35%
GreenCen Balanced	GCBLX	15.63	28 +	18.45	15.48	-12.77%	-7.41%	-4.81%	-13.57%	-4.92%	8.07%	102.18%	36.66	4.21%	7.87	1.48%
Dreyfus Lifetime Gr & Inc	DGIIX	14.22	29 +	17.14	13.90	-12.92%	-7.12%	-6.94%	-15.60%	1.59%	18.18%	32.79%	39.96	4.12%	9.18	2.66%
Exeter Pro-Blend Ext-Term	MNBAX	13.76	30 +	15.90	13.43	-10.52%	-5.49%	-1.78%	-12.20%	12.40%	45.12%	114.09%	41.39	4.49%	7.58	1.19%
Pax World Balanced	PAXWX	20.68	31 +	25.40	20.14	-16.78%	-8.90%	-10.75%	-16.45%	1.34%	29.62%	65.62%	39.46	4.77%	8.37	1.68%
Fidelity Puritan	**FPURX**	**15.74**	**32 +**	**19.22**	**15.35**	**-15.51%**	**-7.79%**	**-8.37%**	**-16.47%**	**5.20%**	**29.75%**	**63.84%**	**39.33**	**4.49%**	**8.94**	**3.36%**
Dreyfus Founders Balanced	FRINX	9.43	33 -	9.87	8.69	-1.73%	0.00%	0.00%	-2.10%	16.15%	37.11%	6.53%	66.52	2.80%	6.09	0.53%
Fidelity Balanced	FBALX	15.85	34 +	20.06	15.47	-17.80%	-10.50%	-12.05%	-19.03%	3.02%	35.02%	90.45%	36.95	5.05%	9.47	2.61%
Boston Part Lng/Sht Equity	BPLEX	14.54	35 +	15.40	13.58	-2.35%	-4.15%	2.25%	-2.68%	10.89%	39.91%	--	46.89	5.58%	4.36	0.00%
Dreyfus Premier Balanced Opp	THPBX	15.22	36 +	18.22	14.68	-14.21%	-7.70%	-7.98%	-14.97%	-0.62%	13.96%	83.87%	41.70	5.04%	7.66	2.63%
Old Mutual Analytic Def Eqty	ANDEX	10.55	37 -	13.52	10.12	-20.44%	-10.59%	-15.67%	-20.18%	-11.61%	22.76%	55.91%	39.38	5.56%	9.27	1.23%
Westwood Balanced	WEBAX	10.47	38 -	11.73	10.15	-9.13%	-3.96%	-5.00%	-8.41%	14.24%	43.45%	82.15%	45.79	4.35%	5.60	1.80%
1stSource Income Equity	FMIEX	12.93	39 -	15.60	12.52	-14.58%	-8.48%	-9.12%	-15.19%	17.28%	70.79%	154.53%	41.35	5.63%	7.97	1.52%
Parnassus Equity Income	PRBLX	23.95	40 -	25.67	22.76	-4.70%	-4.88%	-0.75%	-2.75%	26.73%	47.87%	175.37%	45.20	5.88%	5.01	4.64%

SECTOR - VARIOUS

Name	Symbol	NAV	Rank/Trend	52-Week Hi	52-Week Lo	Percent Return YTD	Percent Return 1-Mnth	Percent Return 3-Mnth	Percent Return 1-Year	Total Return 3-Year	Total Return 5-Year	Total Return 10-Year	RSI	Std.Dev	Ulcer Index	Yield
Fidelity Real Estate Income	FRIFX	8.93	1 +	10.32	8.83	-10.09%	-4.49%	-4.69%	-12.50%	-5.31%	14.77%	--	37.90	2.55%	7.30	5.53%
Kinetics Medical Fund	MEDRX	18.55	2 -	20.59	17.51	-6.41%	-6.27%	-3.64%	-6.54%	24.37%	38.01%	--	38.96	4.77%	5.90	0.47%
Oak Assoc Health Sciences	LOGSX	10.90	3 +	12.60	10.54	-8.94%	-8.02%	-1.36%	-12.03%	-7.94%	25.43%	--	40.03	5.17%	7.84	0.00%
Gabelli Utilities	GABUX	7.29	4 +	8.55	7.19	-13.27%	-7.56%	-8.68%	-11.07%	10.68%	59.03%	--	39.97	4.24%	7.53	9.56%
Janus Global Life Sciences	JAGLX	21.17	5 -	24.63	20.53	-12.12%	-9.57%	-5.79%	-8.91%	6.60%	47.94%	--	39.07	5.43%	7.41	0.00%
Fidelity Sel Consumer Staples	FDFAX	59.37	6 -	67.74	57.59	-10.76%	-3.64%	-1.07%	-7.54%	32.78%	73.22%	104.19%	43.09	4.58%	6.81	0.62%
Fidelity Sel Med Sys/Equip	FSMEX	24.79	7 +	26.57	22.24	2.91%	-5.09%	3.08%	2.74%	26.78%	72.26%	316.56%	40.45	4.88%	3.93	0.00%
DWS Health Care	SCHLX	23.59	8 +	26.52	22.76	-8.32%	-6.31%	-1.34%	-7.56%	9.49%	40.52%	141.35%	41.54	4.92%	7.29	0.00%
Touchstone Healthcare&Biotec	THBCX	15.10	9 +	17.77	14.78	-12.77%	-6.73%	-2.20%	-7.82%	11.43%	51.79%	--	40.18	4.87%	9.59	0.00%
Fidelity Sel BusServ/OutSrc	FBSOX	14.71	10 +	17.64	13.86	-11.97%	-12.28%	-9.70%	-10.94%	18.70%	54.56%	123.92%	38.89	7.55%	10.04	0.00%
FBRGas Utility Indx	GASFX	17.69	11 +	21.49	17.31	-14.92%	-10.34%	-16.91%	-10.49%	12.01%	76.70%	103.95%	39.84	5.58%	6.93	1.81%
Rydex US Gov't Bond	RYGBX	11.72	12 +	12.41	10.07	5.74%	1.56%	4.51%	14.69%	14.26%	30.29%	51.66%	49.42	6.05%	5.47	3.45%
Fidelity Sel Chem	FSCHX	68.76	13 +	96.92	66.43	-16.80%	-18.08%	-22.10%	-16.20%	31.99%	109.90%	207.17%	35.22	9.63%	9.83	0.60%
Rydex Health Care	RYHIX	14.16	14 +	16.49	13.75	-10.78%	-6.84%	-0.77%	-12.48%	2.24%	26.65%	38.62%	41.21	4.99%	9.42	0.00%
Allianaz RCM Global Health	DGHCX	21.99	15 +	25.48	21.03	-10.86%	-6.82%	-0.68%	-11.19%	0.41%	20.89%	147.21%	38.68	5.08%	9.91	0.00%
Rydex Consumer Products	RYCIX	34.69	16 -	39.67	33.85	-10.22%	-2.12%	1.82%	-7.88%	14.78%	43.59%	68.31%	43.88	4.57%	8.67	0.93%
Rydex Utilities	RYUIX	25.92	17 +	33.64	25.59	-20.54%	-11.69%	-17.45%	-16.34%	0.38%	40.62%	--	37.97	5.79%	10.14	2.50%
Fidelity Sel Environmental	FSLEX	16.15	18 +	19.70	15.84	-16.58%	-10.58%	-7.82%	-14.78%	3.10%	34.28%	24.40%	39.55	6.83%	9.03	0.36%
Fidelity Sel Health Care	FSPHX	99.20	19 +	123.49	96.54	-17.52%	-8.15%	-4.21%	-16.63%	0.55%	32.23%	50.45%	39.48	5.10%	12.57	0.25%
Fidelity Sel Biotech	FBIOX	65.73	20 -	74.39	57.02	-1.42%	-8.26%	0.80%	-6.53%	10.14%	33.49%	125.41%	43.33	6.80%	10.67	0.00%
Fidelity Sel Cyclical Ind	FCYIX	17.75	21 +	23.23	17.16	-19.99%	-14.33%	-11.43%	-21.11%	13.22%	81.31%	146.29%	37.01	7.51%	10.30	0.25%
AIM Utilities	FSTUX	15.19	22 -	20.01	14.88	-22.94%	-12.15%	-20.30%	-19.17%	9.99%	84.73%	48.64%	38.23	5.75%	9.74	1.72%

Rankings continued on page 6

Name	Symbol	NAV	Rank/ Trend	52-Week Hi	52-Week Lo	Percent Return YTD	Percent Return 1-Mnth	Percent Return 3-Mnth	Percent Return 1-Year	Total Return 3-Year	Total Return 5-Year	Total Return 10-Year	RSI	Std.Dev	Ulcer Index	Yield
Rydex Biotechnology	RYOIX	23.36	23 -	26.51	19.65	1.43%	-6.52%	6.04%	-2.38%	7.95%	24.59%	159.59%	44.58	7.12%	9.97	0.00%
Leuthold Select Industries	LSLTX	13.04	24 +	16.82	12.60	-20.68%	-12.48%	-14.83%	-18.90%	14.68%	77.21%	–	39.57	7.61%	10.32	0.42%
Fidelity Sel Indus Equip	FSCGX	26.32	25 +	36.28	25.20	-25.50%	-15.91%	-14.66%	-25.40%	11.15%	61.84%	88.73%	37.54	7.82%	11.50	0.48%
Fidelity Sel Indus Mat	FSDPX	43.90	26 -	64.99	42.46	-24.93%	-21.23%	-28.72%	-24.31%	25.76%	87.50%	197.90%	34.41	9.99%	10.68	0.53%
Fidelity Sel Utilities Gr	FSUTX	45.96	27 +	66.26	45.28	-28.49%	-15.51%	-26.14%	-23.90%	7.46%	67.02%	37.52%	35.89	6.46%	12.37	1.70%
Fidelity Sel Transport	FSRFX	40.21	28 +	50.24	38.61	-9.48%	-10.80%	-2.97%	-16.08%	5.99%	53.62%	208.86%	39.14	9.33%	12.59	0.23%
RS Invest Glob Nat Res	RSNRX	28.65	29 -	45.01	27.35	-24.55%	-19.86%	-34.23%	-19.99%	7.85%	151.33%	378.39%	38.25	10.07%	13.01	0.01%
Fidelity Sel Pharm	FPHAX	9.83	30 +	12.00	9.58	-14.88%	-5.39%	-1.31%	-13.18%	10.59%	29.05%	–	42.91	5.39%	13.00	0.76%
Rydex Basic Materials	RYBIX	38.10	31 -	57.48	36.76	-25.75%	-20.49%	-29.91%	-23.71%	30.11%	85.14%	70.25%	35.93	10.11%	11.17	0.17%
Excelsior Ener & Nat Res	UMESX	19.81	32 -	32.30	18.91	-21.10%	-21.67%	-38.19%	-15.65%	18.44%	176.82%	331.26%	37.56	11.22%	13.79	0.00%
Rydex Transportation	RYPIX	23.43	33 +	29.67	22.66	-7.68%	-11.28%	-4.17%	-17.53%	3.13%	29.38%	9.69%	38.56	9.89%	11.66	0.00%
ICON Energy	ICENX	27.06	34 -	37.38	25.90	-19.56%	-14.91%	-27.10%	-14.64%	19.19%	193.71%	600.77%	40.75	10.13%	11.69	0.26%
Rydex Energy Services	RYVIX	48.43	35 -	76.17	45.76	-19.78%	-22.10%	-36.18%	-19.87%	24.88%	172.85%	197.85%	37.60	11.47%	12.89	0.00%
ProFunds Ultra Biotech	BIPIX	58.52	36 -	71.45	47.67	14.57%	-11.65%	7.12%	1.51%	3.50%	54.20%	–	44.03	10.53%	12.16	0.00%
ICON Materials	ICBMX	9.81	37 -	14.25	9.56	-24.65%	-18.39%	-25.57%	-23.79%	25.92%	130.84%	122.32%	34.75	10.16%	11.46	0.37%
ICON Industrials	ICTRX	8.16	38 +	10.83	7.94	-21.46%	-13.56%	-9.33%	-21.72%	8.33%	56.34%	69.79%	38.27	8.16%	12.71	0.07%
ICON Leis & Cnsmr Staple	ICLEX	7.37	39 +	9.48	7.17	-18.29%	-6.47%	-4.78%	-17.40%	-4.40%	17.28%	91.01%	40.58	6.13%	13.27	1.21%
AIM Energy	FSTEX	35.91	40 -	55.95	33.84	-19.50%	-18.59%	-35.09%	-11.85%	27.04%	208.73%	444.78%	40.29	11.34%	13.33	0.00%

SECTOR - TECHNOLOGY/TELECOMMUNICATIONS

Name	Symbol	NAV	Rank/ Trend	52-Week Hi	52-Week Lo	Percent Return YTD	Percent Return 1-Mnth	Percent Return 3-Mnth	Percent Return 1-Year	Total Return 3-Year	Total Return 5-Year	Total Return 10-Year	RSI	Std.Dev	Ulcer Index	Yield
Firsthand Global Technology	GTFQX	4.91	1	5.50	4.32	-6.48%	0.00%	0.00%	-6.30%	29.55%	25.26%	–	53.73	4.62%	11.77	0.00%
Firsthand Techn Innov	TIFQX	10.50	2	11.90	9.50	-10.71%	0.00%	0.00%	-3.93%	23.67%	-3.40%	73.89%	44.18	5.60%	11.24	0.00%
FBR LgCap Technology	FBRTX	8.53	3	12.06	8.12	-26.08%	-15.29%	-16.45%	-25.78%	-7.26%	19.00%	–	37.34	6.68%	14.49	0.00%
Fidelity Sel Multimedia	FBMPX	29.44	4 +	41.55	28.19	-19.69%	-11.35%	-8.03%	-26.41%	-12.20%	5.20%	61.24%	39.43	7.15%	15.30	0.00%
Buffalo Science & Tech	BUFTX	10.63	5 +	14.69	10.29	-19.63%	-11.34%	-8.52%	-25.26%	0.68%	37.28%	–	37.24	6.76%	17.50	0.00%
Janus Global Technology	JAGTX	11.82	6 -	16.50	11.45	-24.23%	-15.51%	-13.28%	-23.24%	5.55%	25.39%	–	37.49	7.69%	16.06	0.38%
Northern Technology	NTCHX	10.89	7 -	15.20	10.47	-23.69%	-12.04%	-9.93%	-24.48%	-4.31%	8.14%	19.42%	40.10	7.31%	17.50	0.00%
Royce Technology Value	RYTVX	4.71	8 +	6.65	4.60	-21.24%	-13.10%	-10.46%	-26.59%	-11.43%	-16.01%	–	36.42	7.19%	16.62	0.00%
Gamco Glob Telecomm	GABTX	18.80	9 +	27.77	18.26	-28.63%	-11.82%	-14.43%	-29.34%	7.81%	57.66%	86.66%	39.51	6.22%	17.40	0.85%
Kinetics Internet	WWWFX	26.40	10 +	37.52	25.21	-26.54%	-6.91%	-8.21%	-24.30%	10.62%	26.77%	220.68%	46.22	6.60%	18.51	0.99%
Fidelity Sel Software Comp	FSCSX	59.32	11 -	84.84	55.72	-26.97%	-13.33%	-16.06%	-20.01%	14.58%	34.68%	120.30%	39.80	8.56%	16.87	0.00%
Rydex Technology	RYTIX	10.31	12 -	14.95	9.81	-25.29%	-15.56%	-15.84%	-28.35%	-9.00%	2.45%	-6.78%	37.83	8.06%	17.06	0.00%
Firsthand Tech Val	TVFQX	33.78	13 +	47.76	32.18	-24.14%	-8.31%	-6.40%	-23.76%	6.26%	16.93%	92.59%	44.31	7.47%	19.87	0.00%
Allianz RCM Technology	DGTNX	34.34	14 -	52.94	32.74	-31.40%	-14.70%	-17.59%	-29.18%	-3.55%	27.55%	–	37.00	7.63%	19.50	0.00%
Oak Assoc Emerging Tech	BOGSX	1.96	15 -	2.94	1.88	-30.00%	-19.67%	-20.65%	-28.47%	-10.09%	0.51%	–	34.30	8.71%	15.56	0.00%
Guinnes Atkinson Global Innov	IWIRX	15.34	16 -	22.85	14.61	-29.24%	-13.67%	-15.06%	-30.18%	8.03%	39.88%	–	39.95	8.35%	16.93	0.48%
Oak Assoc Red Oak Tech Sel	ROGSX	6.20	17 +	8.96	5.89	-22.50%	-12.31%	-12.18%	-28.90%	-6.49%	3.85%	–	40.56	8.21%	17.68	0.00%
Fidelity Sel Comp	FDCPX	34.94	18 +	52.80	33.45	-27.74%	-15.09%	-14.24%	-26.74%	-1.69%	9.50%	15.90%	36.63	8.55%	20.36	0.00%
Firsthand Tech Leaders	TLFQX	16.02	19 +	25.32	16.02	-30.53%	-17.38%	-18.47%	-34.18%	-11.34%	6.94%	43.96%	30.57	7.70%	20.15	0.00%
Kinetics New Paradigm	WWNPX	20.44	20 -	33.27	19.88	-34.04%	-13.35%	-18.73%	-34.23%	0.38%	66.62%	–	38.09	6.57%	21.16	0.40%
ICON Information Tech	ICTEX	7.86	21 -	11.80	7.59	-28.87%	-14.29%	-14.84%	-28.68%	-9.66%	-4.96%	136.39%	37.80	8.07%	19.64	0.00%
AIM Technology	FTCHX	22.82	22	34.36	21.63	-25.40%	-14.82%	-14.85%	-30.32%	-8.65%	3.96%	-9.61%	38.83	8.13%	20.90	0.00%
Firsthand E-Comm	TEFQX	3.42	23 +	5.19	3.26	-26.77%	-10.70%	-10.47%	-27.39%	5.88%	24.36%	–	42.48	8.00%	22.43	0.00%
Wasatch Global Sci & Tech	WAGTX	10.31	24 +	16.65	9.95	-32.44%	-13.72%	-15.63%	-36.07%	-7.60%	11.68%	–	36.85	7.17%	23.93	0.00%
Columbia Technology	CMTFX	8.23	25 -	12.94	7.84	-31.42%	-16.53%	-17.12%	-31.49%	-0.82%	53.24%	–	37.05	8.51%	21.26	0.00%
Kinetics Intern Emerg Gr	WWWEX	2.98	26 -	5.20	2.90	-39.18%	-16.06%	-20.53%	-39.37%	-25.56%	-17.55%	–	36.48	7.11%	21.52	5.90%
Rydex Telecommunications	RYMIX	13.99	27 -	22.54	13.37	-30.64%	-18.00%	-17.46%	-37.12%	-11.02%	13.16%	-48.27%	37.19	8.45%	20.26	0.09%
Rydex Internet	RYIIX	32.59	28 -	51.22	30.75	-28.11%	-16.59%	-16.29%	-32.11%	-9.68%	14.84%	–	37.58	9.16%	20.64	0.31%
Wireless Fund	WIREX	4.56	29 -	7.40	4.26	-34.48%	-17.84%	-20.97%	-34.86%	12.32%	29.91%	–	38.99	9.70%	19.42	0.00%
Fid Sel Comm Equipment	FSDCX	16.63	30 -	26.12	15.86	-25.96%	-20.88%	-16.97%	-32.12%	-14.98%	15.09%	31.10%	35.09	9.11%	21.05	0.00%

INTERNATIONAL - EXCLUDING BOND FUNDS

Name	Symbol	NAV	Rank/ Trend	52-Week Hi	52-Week Lo	Percent Return YTD	Percent Return 1-Mnth	Percent Return 3-Mnth	Percent Return 1-Year	Total Return 3-Year	Total Return 5-Year	Total Return 10-Year	RSI	Std.Dev	Ulcer Index	Yield
UBS Global Bond	BPGBX	9.53	1 +	10.47	9.53	-6.96%	-3.80%	-5.94%	-6.48%	-0.51%	7.27%	38.88%	31.07	1.91%	3.28	4.57%
Prudent Global Income	PSAFX	12.42	2 -	13.56	12.11	-0.53%	-1.52%	-6.65%	1.57%	24.09%	29.97%	–	40.59	2.38%	3.52	6.35%
Fidelity Global Bal	FGBLX	19.14	3	23.19	18.94	-14.82%	-8.07%	-12.44%	-13.85%	12.99%	51.77%	100.30%	34.38	3.79%	7.44	1.35%
Matthews Asian Gr & Inc	MACSX	15.12	4	19.46	14.72	-20.63%	-9.89%	-13.70%	-18.17%	21.53%	86.41%	410.09%	35.08	4.93%	9.05	4.48%
UBS Global Allocation	BPGLX	11.41	5 +	14.57	11.03	-18.38%	-9.44%	-10.86%	-19.98%	0.03%	31.71%	75.46%	39.30	5.10%	10.05	1.70%
Amidex 35 Israel	AMDEX	13.11	6 -	17.80	12.51	-18.16%	-10.51%	-22.97%	-13.37%	19.13%	67.51%	–	38.41	5.78%	10.25	0.05%
ThirdAve International Value	TAVIX	14.75	7 +	20.67	14.75	-21.29%	-13.54%	-17.96%	-25.19%	-1.37%	69.11%	–	30.19	5.00%	12.83	3.23%
Common Aust/New Zea	CNZLX	13.24	8 -	18.18	13.24	-23.56%	-10.96%	-15.72%	-23.11%	7.30%	64.32%	235.79%	31.92	5.32%	12.67	3.06%
Austin Global Eqty	AGEQX	17.35	9 -	23.53	17.20	-21.74%	-12.06%	-15.45%	-24.52%	4.08%	68.51%	78.47%	33.46	4.93%	12.91	2.22%
BBH International Equity	BBHEX	12.86	10 +	17.39	12.56	-22.48%	-8.66%	-14.09%	-22.88%	9.41%	64.12%	51.00%	41.82	6.55%	13.15	1.52%
Oakmark Global	OAKGX	19.43	11 +	25.72	18.69	-19.38%	-9.92%	-8.95%	-22.10%	10.98%	60.22%	–	40.75	6.94%	12.32	0.13%
Wells Fargo Adv Overseas	SOVRX	10.24	12 +	12.94	10.16	-15.44%	0.00%	-5.10%	-17.81%	15.49%	66.36%	–	33.45	5.70%	15.12	1.00%
Pioneer AMPAC Growth	PAPRX	15.78	13 +	19.42	15.05	-14.05%	-7.45%	-5.28%	-16.84%	6.93%	18.64%	49.44%	44.32	7.11%	10.90	0.07%
Common Japan	CNJFX	2.84	14 +	3.82	2.79	-20.89%	-5.33%	-12.62%	-24.47%	-19.91%	-13.15%	-16.67%	42.01	6.17%	14.58	0.00%
Pax World Growth Fund	PXWGX	9.73	15 -	12.96	9.27	-20.86%	-12.10%	-13.59%	-21.77%	-11.88%	28.94%	27.05%	40.68	7.08%	12.53	0.00%
Matthews Japan	MJFOX	11.54	16 +	15.79	11.27	-20.69%	-6.56%	-14.46%	-24.68%	-26.81%	-0.89%	–	42.79	6.50%	14.52	0.04%
Gamco Global Growth	GICPX	19.79	17 -	27.84	19.01	-26.40%	-15.39%	-20.84%	-24.78%	1.00%	35.01%	61.15%	37.11	7.37%	12.19	0.34%
UBS Global Eqty	BPGEX	11.83	18 +	16.49	11.37	-22.98%	-11.91%	-14.52%	-25.92%	-3.26%	30.79%	60.34%	39.67	6.92%	14.24	0.00%
Fidelity Europe	FIEUX	29.22	19 -	43.85	28.60	-30.69%	-13.86%	-23.87%	-28.72%	4.27%	82.15%	79.46%	35.54	6.70%	14.99	1.45%
Gamco Global Opp	GABOX	15.00	20	21.90	14.63	-27.15%	-13.49%	-19.09%	-28.63%	-0.75%	41.21%	81.76%	35.63	6.54%	15.15	0.52%
Northern Trust Int'l Gr Eqty	NOIGX	8.54	21 +	12.48	8.39	-27.93%	-12.50%	-18.20%	-28.22%	8.44%	57.92%	60.51%	35.88	6.82%	15.27	1.22%
Fidelity Canada	FICDX	50.64	22 -	67.21	49.45	-17.52%	-13.64%	-20.46%	-16.05%	32.02%	138.51%	379.60%	38.23	7.81%	12.10	0.62%
ThornWhite International	TWWDX	15.38	23 -	22.51	14.89	-27.62%	-13.06%	-21.37%	-27.75%	19.21%	95.08%	114.54%	39.04	7.01%	14.74	1.41%
Julius Baer Int'l Equity	BJBIX	29.95	24 -	45.67	29.73	-31.37%	-15.08%	-22.45%	-30.76%	9.44%	79.56%	214.06%	31.78	5.80%	15.33	1.44%
Columbia Acorn Intl Select	ACFFX	22.94	25 +	34.12	22.32	-26.98%	-15.32%	-24.76%	-26.39%	25.53%	104.12%	–	33.27	6.84%	15.46	0.54%
SIT Int'l Growth	SNGRX	13.94	26 -	20.19	13.45	-28.07%	-15.26%	-21.69%	-27.99%	3.33%	46.03%	2.19%	36.83	7.45%	13.38	0.99%
SSgA Int'l Growth Opp	SINGX	10.22	27 -	14.97	9.90	-29.03%	-16.43%	-24.07%	-29.84%	-0.51%	43.50%	46.95%	34.65	7.19%	12.71	1.61%
American Beacon Int'l Eqty Plan	AAIPX	16.36	28 +	23.53	16.00	-27.48%	-11.18%	-16.74%	-27.85%	4.06%	59.50%	95.93%	38.90	6.96%	14.62	2.41%
Dreyfus Founders World Gr	FWWGX	13.72	29 -	20.01	13.21	-27.52%	-14.46%	-17.89%	-28.62%	0.00%	38.45%	15.87%	36.95	6.66%	15.52	0.00%
CreditSuisse Int'l Focus	WPMFX	13.78	30 -	19.77	13.39	-27.13%	-13.66%	-19.74%	-28.05%	4.04%	54.68%	78.33%	39.29	7.35%	13.98	1.10%

Rankings continued on page 7

TAXABLE BONDS

Name	Symbol	NAV	Rank/Trend	52-Week Hi	52-Week Lo	YTD	Percent Return 1-Mnth	Percent Return 3-Mnth	1-Year	Total Return 3-Year	Total Return 5-Year	Total Return 10-Year	RSI	Std.Dev	Ulcer Index	Yield
Fidelity Spart Sh-Inter Muni	FSTFX	10.25	1 +	10.46	9.94	1.52%	-1.73%	0.14%	3.14%	9.61%	12.39%	42.49%	16.38	0.59%	0.63	2.97%
Wells Fargo Advantage S-T Hi-Yield	STHBX	8.00	2 +	8.24	7.92	-0.53%	-2.79%	-2.29%	0.08%	10.07%	19.25%	44.62%	12.56	0.70%	0.67	4.89%
Marshall Intermed	MITFX	9.76	3 +	10.27	9.65	-0.74%	-4.41%	-2.43%	1.00%	7.51%	11.49%	40.78%	14.42	1.02%	1.16	3.61%
Wel Frgo Advan S-T Muni Bd	STSMX	9.55	4 +	9.74	9.40	0.26%	-1.85%	-0.58%	1.51%	8.72%	15.26%	41.33%	17.20	0.58%	0.48	3.83%
Fidelity Spart Int Muni Inc	FLTMX	9.66	5 +	10.00	9.55	-0.54%	-2.91%	-1.21%	0.97%	8.12%	15.77%	51.05%	16.25	0.90%	1.12	3.52%
Fidelity Strategic Inc	FSICX	9.67	6 -	10.27	9.67	-3.99%	-4.35%	-4.65%	-2.74%	10.42%	27.94%	95.05%	10.29	1.06%	1.32	4.96%
Wel Frgo Adva Ultra Sht Muni	SMUAX	4.73	7 +	4.77	4.58	2.03%	-0.63%	0.30%	3.10%	10.24%	13.38%	32.16%	26.63	0.50%	0.22	3.97%
PIMCO Short-Term	PSHDX	9.65	8 -	9.80	9.53	0.14%	-1.33%	-0.97%	1.17%	9.92%	13.61%	--	33.83	0.71%	0.68	3.76%
WellsFar Mont Shrt Dur Govt	MNSGX	9.99	9 -	10.12	9.54	2.59%	-0.30%	0.26%	4.39%	13.90%	16.96%	52.43%	41.75	0.89%	0.44	4.01%
Analytic Short-Term Gov't Inc	ANSTX	9.86	10 -	10.33	9.84	-3.15%	-3.94%	-3.92%	-0.91%	7.23%	15.02%	51.06%	21.80	1.21%	1.05	3.42%
Weitz Sht-Intermediate Income	WEFIX	11.23	11 -	11.45	10.89	0.58%	-0.79%	-1.14%	2.79%	11.56%	17.72%	54.35%	37.54	0.93%	0.75	3.82%
Wel Frgo Adv Ultra Sht Term	STGBX	8.87	12 +	9.15	8.87	-2.42%	0.00%	-1.77%	-2.61%	5.67%	9.29%	35.62%	16.19	0.76%	1.84	3.46%
SIT US Gov Secs	SNGVX	10.75	13 -	10.87	10.09	3.43%	-0.09%	0.54%	6.06%	15.75%	22.45%	58.21%	45.70	1.08%	0.70	4.38%
Fidelity U.S. Gov't Reserves	FGRXX	1.00	14 +	1.00	0.97	1.84%	0.00%	0.37%	3.01%	13.05%	16.79%	40.15%	100.00	0.28%	0.00	3.01%
Managers Sh Dur Govt	MGSDX	9.50	15 -	9.52	9.28	1.02%	0.00%	-0.08%	2.36%	11.75%	17.02%	47.07%	49.63	0.42%	0.40	4.05%

FIDELITY FUNDS

Growth

Name	Symbol	NAV	Rank/Trend	52-Week Hi	52-Week Lo	YTD	1-Mnth	3-Mnth	1-Year	3-Year	5-Year	10-Year	RSI	Std.Dev	Ulcer Index	Yield
Fidelity Contrafund	FCNTX	57.15	1	74.15	54.93	-21.03%	-9.62%	-14.02%	-19.04%	9.50%	57.10%	104.62%	41.00	6.30%	11.46	0.58%
Fidelity Sm Cap Retire	FSCRX	13.93	2 +	15.89	12.68	-3.40%	-4.00%	4.58%	-7.00%	2.59%	48.33%	--	44.80	7.42%	8.70	0.42%
Fidelity Asset Mgr: Gr	FASGX	13.64	3	17.74	13.23	-19.72%	-10.44%	-11.72%	-21.35%	-2.26%	13.29%	26.39%	38.67	5.30%	11.45	2.29%
Fidelity Blue Chip Gr	FBGRX	35.13	4	44.88	33.67	-18.41%	-9.27%	-9.22%	-18.93%	-1.01%	16.67%	13.52%	41.86	6.98%	12.18	0.68%
Fidelity Focused Stock	FTQGX	11.25	5 -	13.95	10.72	-15.35%	-10.93%	-13.73%	-15.07%	5.65%	57.26%	38.45%	41.29	7.96%	10.49	0.40%
Fidelity Spart Ext Mkt Indx	FSEMX	31.55	6 +	40.57	30.47	-16.43%	-10.57%	-9.42%	-19.12%	4.31%	49.76%	93.05%	41.26	7.36%	12.18	1.13%
Fidelity Tax Mgd Stock	FTXMX	12.40	7 -	16.58	11.89	-22.79%	-11.62%	-15.65%	-22.39%	0.40%	41.46%	--	40.83	6.98%	12.05	0.46%
Fidelity Spart Tot Mkt Indx	FSTMX	33.22	8 +	43.36	31.65	-18.55%	-9.23%	-8.54%	-21.19%	1.70%	33.37%	47.06%	43.01	7.38%	12.62	1.47%
Fidelity Disc Eqty	FDEQX	23.06	9 +	30.62	22.07	-21.88%	-8.89%	-11.85%	-21.65%	1.01%	36.56%	55.71%	43.29	6.97%	13.35	0.80%
Fidelity Asset Mgr: Aggr	FAMRX	11.00	10 +	14.93	10.58	-22.26%	-11.58%	-13.18%	-24.36%	-2.06%	25.06%	--	39.62	6.33%	13.38	1.54%
Fidelity Spart US Eqty Indx	FUSEX	41.43	11 +	54.21	39.31	-18.89%	-8.93%	-7.89%	-21.62%	1.01%	28.83%	34.35%	43.53	7.49%	12.73	2.28%
Fidelity Struct Lg Cap Gr	FSLGX	8.50	12 +	11.30	8.10	-20.63%	-8.80%	-9.48%	-21.52%	-11.05%	21.06%	--	43.67	6.64%	14.82	0.00%
Fidelity Spart Mkt Index	FSMKX	81.26	13 +	106.90	77.10	-19.33%	-8.92%	-8.39%	-22.04%	0.44%	28.12%	33.75%	43.52	7.48%	12.88	1.73%
Fidelity Stock Sel	FDSSX	22.76	14 +	30.75	21.68	-22.85%	-11.34%	-12.50%	-23.80%	1.15%	29.66%	40.93%	41.04	7.33%	13.05	0.50%
Fidelity Worldwide	FWWFX	16.15	15 -	22.58	15.55	-24.43%	-12.37%	-18.31%	-23.89%	11.76%	52.42%	98.59%	39.37	7.22%	14.19	0.50%
Fidelity New Mill	FMILX	23.08	16 +	31.23	22.24	-22.30%	-9.84%	-9.70%	-21.58%	8.31%	36.62%	182.13%	41.73	7.28%	15.37	0.06%
Fidelity Growth Discovery	FDSVX	11.82	17 -	16.88	11.30	-27.02%	-12.77%	-18.77%	-24.99%	8.11%	30.92%	76.74%	38.98	7.08%	14.77	0.41%
Fidelity Growth Comp	FDGRX	64.07	18 -	87.97	61.16	-22.78%	-13.27%	-18.31%	-22.14%	7.61%	41.38%	84.75%	39.00	7.62%	13.53	0.00%
Fidelity Independence	FDFFX	20.05	19 -	29.86	19.00	-27.50%	-20.66%	-31.87%	-24.26%	9.48%	42.98%	79.56%	37.15	10.10%	11.76	0.04%
Fidelity Dividend Growth	FDGFX	21.80	20 +	30.43	20.76	-22.14%	-12.42%	-10.68%	-26.66%	-6.69%	8.97%	36.39%	40.42	7.73%	14.75	1.25%
Fidelity Trend	FTRNX	51.17	21 -	73.98	48.87	-27.63%	-14.26%	-17.47%	-25.34%	0.22%	28.68%	62.84%	37.94	7.73%	15.76	0.08%
Fidelity Exp & Multinat'l	FEXPX	19.33	22 +	27.28	18.47	-24.87%	-11.82%	-16.54%	-24.61%	-1.98%	36.80%	125.73%	41.24	7.89%	15.84	0.08%
Fidelity Leveraged Co	FLVCX	23.19	23 -	35.57	21.95	-27.52%	-23.07%	-32.35%	-29.11%	2.35%	79.82%	--	34.94	9.25%	13.04	0.40%
Fidelity Mag	FMAGX	63.05	24 -	94.10	59.87	-30.60%	-17.97%	-21.26%	-29.44%	-8.02%	12.12%	21.88%	37.82	8.30%	14.52	0.35%
Fidelity Struct Mid Cap Gr	**FSMGX**	**9.94**	**25 +**	**14.31**	**9.57**	**-26.48%**	**-15.48%**	**-18.72%**	**-27.69%**	**-16.38%**	**21.03%**	**--**	**37.89**	**8.14%**	**14.89**	**0.00%**
Fidelity Mid Cap Stk	FMCSX	21.33	26 -	31.77	20.46	-26.41%	-17.36%	-24.04%	-30.48%	-4.15%	29.87%	122.52%	36.74	8.05%	14.96	0.00%
Fidelity Capital App	FDCAX	19.90	27 +	29.71	19.06	-25.64%	-12.91%	-17.77%	-29.89%	-7.93%	19.30%	75.19%	38.94	7.97%	18.24	0.38%
Fidelity Fifty	FFTYX	15.29	28 +	23.60	14.57	-29.73%	-16.36%	-23.17%	-32.99%	-7.87%	13.40%	98.62%	38.22	8.04%	18.25	0.00%
Fidelity OTC	FOCPX	37.16	29 -	56.15	35.04	-28.77%	-16.66%	-19.46%	-27.31%	3.28%	27.61%	49.07%	38.16	8.88%	18.73	0.00%
Fidelity LargeCap Stock	FLCSX	13.86	30	20.28	13.10	-28.15%	-12.33%	-12.88%	-29.22%	-4.05%	16.21%	14.24%	42.41	8.85%	17.02	0.52%

Value

Name	Symbol	NAV	Rank/Trend	52-Week Hi	52-Week Lo	YTD	1-Mnth	3-Mnth	1-Year	3-Year	5-Year	10-Year	RSI	Std.Dev	Ulcer Index	Yield
Fidelity Low-Price Stock	FLPSX	29.20	1	38.66	28.14	-19.48%	-11.85%	-12.17%	-21.84%	-0.38%	47.97%	204.01%	39.02	6.57%	11.90	0.57%
Fidelity SmallCap Stock	FSLCX	13.58	2	18.56	13.20	-20.98%	-12.89%	-11.24%	-23.59%	-2.71%	38.92%	199.52%	37.60	6.83%	13.91	0.00%
Fidelity Struct Mid Cap Val	FSMVX	12.87	3	17.55	12.30	-20.95%	-11.67%	-12.27%	-24.27%	-5.55%	46.80%	--	41.27	7.85%	13.42	0.29%
Fidelity Struct Lg Cap Val	FSLVX	11.38	4	15.55	10.77	-21.52%	-7.78%	-8.89%	-24.61%	-3.45%	42.03%	--	45.33	8.00%	15.07	0.82%
Fidelity Equity Inc II	FEQTX	17.36	5	24.07	16.36	-22.72%	-10.05%	-8.99%	-25.90%	-6.30%	18.89%	48.59%	43.55	8.50%	14.29	1.88%
Fidelity Value	FDVLX	58.72	6	82.84	56.42	-21.72%	-13.21%	-11.78%	-27.02%	-4.02%	45.73%	135.19%	39.51	8.19%	15.16	0.63%
Fidelity Equity Inc	FEQIX	40.86	7	58.20	38.68	-23.35%	-10.18%	-10.38%	-28.04%	-4.06%	25.32%	51.37%	43.35	8.46%	15.40	2.15%
Fidelity Sm Cap Independ	FDSCX	14.67	8	21.87	14.14	-26.32%	-11.94%	-14.56%	-29.24%	-8.44%	32.96%	80.64%	40.18	7.66%	20.33	0.00%
Fidelity Blue Chip Value	FBCVX	10.65	9	15.56	10.04	-26.30%	-11.44%	-13.08%	-29.75%	-8.20%	26.75%	--	43.16	8.96%	15.79	1.22%
Fidelity Value Strat	FSLSX	21.25	10	31.78	20.34	-26.16%	-14.14%	-13.55%	-30.45%	-5.20%	22.04%	127.08%	39.49	8.61%	17.74	0.00%

Balanced

Name	Symbol	NAV	Rank/Trend	52-Week Hi	52-Week Lo	YTD	1-Mnth	3-Mnth	1-Year	3-Year	5-Year	10-Year	RSI	Std.Dev	Ulcer Index	Yield
Fidelity Asset Mgr: Inc	FASIX	11.38	1 +	12.27	11.35	-6.53%	-4.17%	-4.04%	-6.50%	7.08%	23.32%	57.10%	27.23	1.36%	2.91	3.83%
Fidelity Freedom 2000	FFFBX	11.35	2 +	12.24	11.27	-6.27%	-3.81%	-4.30%	-6.34%	6.93%	18.11%	55.85%	35.16	1.68%	2.99	3.74%
Fidelity Capital & Inc	**FAGIX**	**7.32**	**3 -**	**8.54**	**7.32**	**-11.99%**	**-9.07%**	**-11.21%**	**-12.99%**	**4.89%**	**30.64%**	**76.36%**	**13.51**	**1.91%**	**5.11**	**5.89%**
Fidelity Freedom 2010	FFFCX	12.53	4 -	14.78	12.31	-12.95%	-6.77%	-8.47%	-13.46%	4.62%	23.21%	65.04%	37.84	3.44%	7.00	2.72%
Fidelity Asset Manager	FASMX	13.00	5 +	15.67	12.76	-14.58%	-8.19%	-8.36%	-15.60%	1.63%	15.44%	49.28%	36.63	3.70%	8.08	3.40%
Fidelity Puritan	**FPURX**	**15.74**	**6 +**	**19.22**	**15.35**	**-15.51%**	**-7.79%**	**-8.37%**	**-16.47%**	**5.20%**	**29.75%**	**63.84%**	**39.33**	**4.49%**	**8.94**	**3.36%**
Fidelity Balanced	FBALX	15.85	7 +	20.06	15.47	-17.80%	-10.50%	-12.05%	-19.03%	3.02%	35.02%	90.45%	36.95	5.05%	9.47	2.61%
Fidelity Freedom 2020	FFFDX	12.69	8 -	15.89	12.37	-17.01%	-8.57%	-10.70%	-18.02%	3.58%	29.35%	65.62%	39.05	4.75%	9.89	2.10%
Fidelity Conv Secs	FCVSX	20.14	9 -	29.59	19.24	-26.95%	-21.70%	-29.50%	-27.93%	-2.02%	24.71%	126.89%	31.86	7.00%	10.51	2.64%
Fidelity Freedom 2030	FFFEX	12.69	10 -	16.66	12.28	-20.12%	-9.87%	-12.36%	-21.47%	1.95%	30.86%	--	39.86	5.83%	12.16	1.55%
Fidelity Congress Street	CNGRX	427.20	11 +	512.18	409.11	-13.72%	-5.40%	-3.88%	-15.21%	11.69%	36.34%	54.23%	46.01	5.87%	9.82	1.87%
Fidelity Four In One Indx	FFNOX	25.09	12 +	31.80	24.20	-17.36%	-8.50%	-9.00%	-19.33%	3.93%	34.65%	--	41.74	5.96%	10.96	2.04%
Fidelity Freedom 2040	FFFFX	7.38	13 -	9.84	7.12	-21.10%	-10.33%	-12.97%	-22.58%	1.37%	32.51%	--	40.19	6.21%	12.84	1.46%
Fidelity Fund	FFIDX	29.67	14 -	39.55	28.25	-22.65%	-11.01%	-13.89%	-20.71%	6.68%	34.09%	43.18%	41.58	7.33%	12.28	1.20%
Fidelity Growth & Inc II	FGRTX	8.92	15	12.14	8.48	-22.98%	-9.53%	-9.31%	-24.40%	-0.52%	18.22%	--	43.71	7.61%	14.35	0.88%
Fidelity Growth & Inc	FGRIX	18.67	16 +	29.38	17.51	-30.62%	-15.55%	-13.89%	-34.28%	-21.24%	-4.55%	0.64%	41.42	10.14%	17.76	1.44%
Fidelity Value Discovery	FVDFX	13.73	17 -	18.93	13.04	-22.90%	-9.83%	-9.48%	-25.37%	1.98%	52.33%	--	43.44	8.62%	14.98	0.79%

Sector-Va

Name	Symbol	NAV	Rank/Trend	52-Week Hi	52-Week Lo	YTD	1-Mnth	3-Mnth	1-Year	3-Year	5-Year	10-Year	RSI	Std.Dev	Ulcer Index	Yield
Fidelity Real Estate Income	FRIFX	8.93	1 +	10.32	8.83	-10.09%	-4.49%	-4.69%	-12.50%	-5.31%	14.77%	--	37.90	2.55%	7.30	5.53%
Fidelity Sel Food & Agri	FDFAX	59.37	2 -	67.74	57.59	-10.76%	-3.64%	-1.07%	-7.54%	32.78%	73.22%	104.19%	43.09	4.58%	6.81	0.62%
Fidelity Sel Med Sys/Equip	FSMEX	24.79	3	26.57	22.24	2.91%	-5.09%	3.08%	2.74%	26.78%	72.26%	316.56%	40.45	4.88%	3.93	0.00%
Fidelity Sel BusServ/OutSrc	FBSOX	14.71	4 +	17.64	13.86	-11.97%	-12.28%	-9.70%	-10.94%	18.70%	54.56%	123.92%	38.89	7.55%	10.04	0.00%
Fidelity Sel Chem	FSCHX	68.76	5 -	96.92	66.43	-16.80%	-18.08%	-22.10%	-16.20%	31.99%	109.90%	207.17%	35.22	9.63%	9.83	0.60%
Fidelity Sel Environmental	FSLEX	16.15	6 +	19.70	15.84	-16.58%	-10.58%	-7.82%	-14.78%	3.10%	34.28%	24.40%	39.55	6.83%	9.03	0.36%
Fidelity Sel Health Care	FSPHX	99.20	7 +	123.49	96.54	-17.52%	-8.15%	-4.21%	-16.63%	0.55%	32.23%	50.45%	39.48	5.10%	12.57	0.25%
Fidelity Sel Biotech	FBIOX	65.73	8 -	74.39	57.02	-1.42%	-8.26%	0.80%	-6.53%	10.14%	33.49%	125.41%	43.33	6.80%	10.67	0.00%
Fidelity Sel Cyclical Ind	FCYIX	17.75	9 +	23.23	17.16	-19.99%	-14.33%	-11.43%	-21.11%	13.22%	81.31%	146.29%	37.01	7.51%	10.30	0.25%
Fidelity Sel Indus Equip	FSCGX	26.32	10 +	36.28	25.20	-25.50%	-15.91%	-14.66%	-25.40%	11.15%	61.84%	88.73%	37.54	7.82%	11.50	0.48%
Fidelity Sel Indus Mat	FSDPX	43.90	11 -	64.99	42.46	-24.93%	-21.23%	-28.72%	-24.31%	25.76%	87.50%	197.90%	34.41	9.99%	10.68	0.53%
Fidelity Sel Utilities Gr	FSUTX	45.96	12 -	66.26	45.28	-28.49%	-15.51%	-26.14%	-23.90%	7.46%	67.02%	37.52%	35.89	6.46%	12.37	1.70%

Rankings continued on page 8

Name	Symbol	NAV	Rank/ Trend	52-Week Hi	52-Week Lo	YTD	Percent Return 1-Mnth	Percent Return 3-Mnth	Percent Return 1-Year	Total Return 3-Year	Total Return 5-Year	Total Return 10-Year	RSI	Std.Dev	Ulcer Index	Yield
Sector-Var																
Fidelity Sel Transport	FSRFX	40.21	13 +	50.24	38.61	-9.48%	-10.80%	-2.97%	-16.08%	5.99%	53.62%	208.86%	39.14	9.33%	12.59	0.23%
Fidelity Sel Pharm	FPHAX	9.83	14 +	12.00	9.58	-14.88%	-5.39%	-1.31%	-13.18%	10.59%	29.05%	--	42.91	5.39%	13.00	0.76%
Fidelity Utility	FIUIX	14.82	15 +	21.03	14.50	-26.81%	-13.54%	-19.05%	-27.91%	2.47%	53.99%	26.88%	37.63	6.42%	13.23	2.27%
Fidelity Sel Def & Aero	FSDAX	60.99	16 +	89.25	59.43	-26.54%	-12.96%	-6.39%	-29.74%	5.86%	79.13%	187.08%	36.71	7.15%	17.41	0.23%
Fidelity Sel Natural Res	FNARX	28.67	17 -	46.06	26.98	-27.51%	-22.45%	-37.37%	-20.75%	29.19%	173.55%	309.40%	39.40	12.30%	13.67	0.05%
Fidelity Sel Medical Del	FSHCX	37.12	18 +	52.80	35.42	-28.77%	-9.62%	-3.53%	-23.64%	-14.62%	82.03%	130.89%	41.49	6.38%	19.88	0.06%
Fidelity Sel Energy Ser	FSESX	72.87	19 -	118.05	68.32	-25.27%	-24.55%	-37.94%	-24.14%	29.25%	184.51%	406.73%	37.75	12.27%	14.14	0.00%
Fidelity Sel Natural Gas	FSNGX	33.52	20 -	57.69	31.23	-27.96%	-22.57%	-40.29%	-20.23%	2.00%	151.61%	322.21%	39.69	12.57%	15.38	0.00%
Fidelity Sel Retail	FSRPX	35.95	21 +	46.49	33.07	-12.12%	-7.30%	0.00%	-19.32%	-2.16%	25.99%	51.92%	41.85	9.36%	14.58	0.00%
Fidelity Sel Energy	FSENX	47.19	22 -	76.79	43.96	-27.84%	-22.53%	-37.94%	-21.27%	16.63%	175.13%	286.59%	39.91	12.61%	13.93	0.02%
Fidelity Sel Leisure	FDLSX	61.29	23 -	83.48	58.90	-19.99%	-7.74%	-0.33%	-22.99%	3.02%	32.89%	81.47%	40.66	8.11%	17.36	0.65%
Fidelity Sel Const & Hous	FSHOX	29.80	24 +	37.85	27.59	-9.58%	-8.28%	-0.90%	-16.44%	-16.74%	38.57%	129.07%	45.59	11.81%	12.76	0.42%
Fidelity Sel Consumer Ind	FSCPX	17.73	25 +	24.07	16.85	-15.61%	-8.37%	-0.67%	-23.33%	-8.54%	8.02%	23.98%	42.22	8.40%	15.94	0.00%
Fidelity Sel Paper & For	FSPFX	25.94	26 +	33.93	23.82	-17.20%	-6.89%	5.23%	-20.53%	3.12%	6.23%	70.98%	43.46	9.36%	17.35	3.76%
Fidelity Real Estate	FRESX	25.38	27 -	32.11	23.03	-1.24%	-3.41%	0.34%	-16.25%	6.87%	73.22%	213.69%	48.80	12.63%	13.73	1.46%
Fidelity Sel Air Trans	FSAIX	25.85	28 +	45.90	24.17	-33.09%	-12.49%	-1.49%	-41.51%	-11.31%	18.05%	108.40%	38.03	11.22%	28.24	0.00%
Fidelity Sel Automotive	FSAVX	26.22	29 -	46.21	25.37	-29.87%	-7.58%	-7.28%	-38.67%	-22.78%	-2.26%	32.96%	40.25	10.36%	27.20	0.29%
Fidelity Sel Brok/Invmnt	FSLBX	46.26	30 -	68.25	42.84	-27.90%	-9.77%	-6.75%	-27.69%	-2.86%	40.39%	184.99%	45.30	10.80%	19.59	1.31%
Fidelity Sel Gold Portfolio	FSAGX	31.02	31 -	47.76	25.58	-21.90%	-8.50%	-28.72%	-19.93%	43.83%	81.07%	272.85%	47.37	12.54%	17.67	0.00%
Fidelity Sel Insurance	FSPCX	40.22	32 -	70.05	36.80	-36.09%	-10.86%	-8.67%	-40.53%	-28.30%	-0.68%	70.13%	44.98	11.08%	23.59	0.39%
Fidelity Sel Home Finance	FSVLX	14.39	33 +	39.80	13.07	-49.32%	-21.24%	-24.66%	-62.09%	-62.97%	-57.05%	-30.41%	42.24	17.54%	35.29	1.84%
Fidelity Sel Financial Svcs	FIDSX	66.12	34 -	112.85	58.54	-30.77%	-6.17%	-2.75%	-38.82%	-25.45%	-6.60%	37.01%	47.37	13.48%	25.14	1.08%
Fidelity Sel Banking	FSRBX	18.87	35 -	30.30	13.97	-22.41%	-1.92%	9.26%	-34.85%	-27.22%	-12.86%	19.83%	47.58	16.03%	24.65	1.94%
Sector-Tech																
Fidelity Sel Multimedia	FBMPX	29.44	1 +	41.55	28.19	-19.69%	-11.35%	-8.03%	-26.41%	-12.20%	5.20%	61.24%	39.43	7.15%	15.30	0.00%
Fidelity Sel Software Comp	FSCSX	59.32	2 -	84.84	55.72	-26.97%	-13.33%	-16.06%	-20.01%	14.58%	34.68%	120.30%	39.80	8.56%	16.87	0.00%
Fidelity Sel Comp	FDCPX	34.94	3	52.80	33.45	-27.74%	-15.09%	-14.24%	-26.74%	-1.69%	9.50%	15.90%	36.63	8.55%	20.36	0.00%
Fidelity Sel Develop Comm	FSDCX	16.63	4	26.12	15.86	-25.96%	-20.88%	-16.97%	-32.12%	-14.98%	15.09%	31.10%	35.09	9.11%	21.05	0.00%
Fidelity Sel Technology	FSPTX	55.00	5	91.43	52.42	-32.37%	-20.37%	-19.67%	-34.08%	-10.60%	2.60%	41.88%	35.38	9.14%	23.43	0.00%
Fidelity Sel Electronics	FSELX	31.02	6 +	51.76	29.58	-31.97%	-17.54%	-19.30%	-38.56%	-26.19%	-13.44%	44.00%	37.11	9.02%	21.65	0.29%
Fidelity Sel Netw & Infra	FNINX	1.71	7 +	2.97	1.62	-31.05%	-18.57%	-18.96%	-37.59%	-25.00%	-21.56%	--	36.35	8.86%	27.91	0.00%
Fidelity Select Wireless	FWRLX	5.78	8 -	9.67	5.48	-33.10%	-17.43%	-17.19%	-38.47%	-6.34%	83.79%	--	37.68	9.32%	23.95	0.31%
Fidelity Sel Telecomm	FSTCX	34.84	9 -	60.89	33.36	-32.89%	-15.68%	-14.38%	-40.84%	-5.32%	32.43%	-1.31%	39.66	9.03%	24.77	0.84%
Global																
Fidelity Global Bal	FGBLX	19.14	1	23.19	18.94	-14.82%	-8.07%	-12.44%	-13.85%	12.99%	51.77%	100.30%	34.38	3.79%	7.44	1.35%
Fidelity Europe	FIEUX	29.22	2	43.85	28.60	-30.69%	-13.86%	-23.87%	-28.72%	4.27%	82.15%	79.46%	35.54	6.70%	14.99	1.45%
Fidelity Canada	FICDX	50.64	3	67.21	49.45	-17.52%	-13.64%	-20.46%	-16.05%	32.02%	138.51%	379.60%	38.23	7.81%	12.10	0.62%
Fidelity Diver Int'l	FDIVX	28.53	4	42.30	27.66	-28.50%	-13.73%	-20.84%	-28.79%	6.91%	64.24%	153.03%	37.21	7.04%	15.37	1.08%
Fidelity Int'l Discovery	FIGRX	29.98	5 +	45.53	29.17	-30.41%	-12.92%	-21.17%	-29.98%	8.54%	69.74%	138.29%	38.09	6.78%	16.82	0.91%
Fidelity Spart Int'l Index	FSIIX	34.19	6 +	50.37	33.33	-27.63%	-12.45%	-18.94%	-29.25%	5.46%	60.56%	67.01%	38.65	7.13%	15.64	2.23%
Fidelity Europe Cap App	FECAX	18.30	7 -	27.75	17.73	-31.23%	-14.76%	-22.03%	-31.06%	10.74%	70.66%	101.45%	37.52	7.20%	15.73	1.78%
Fidelity Int'l SmallCap	FISMX	16.03	8 +	25.74	15.68	-30.61%	-15.99%	-25.82%	-33.27%	-4.44%	75.09%	--	30.87	6.06%	18.76	0.41%
Fidelity Latin America	FLATX	43.44	9 -	72.37	39.51	-29.95%	-21.30%	-34.97%	-26.42%	55.53%	288.36%	448.84%	41.79	12.54%	15.15	1.03%
Fidelity Japan	FJPNX	10.88	10 +	15.72	10.39	-24.13%	-8.26%	-18.62%	-29.46%	-14.89%	22.57%	78.42%	42.79	7.80%	15.38	0.22%
Fidelity Japan Sm Comp	FJSCX	8.15	11 +	12.39	7.97	-26.11%	-7.60%	-16.32%	-32.67%	-35.41%	0.34%	158.24%	41.03	6.09%	20.79	0.16%
Fidelity Overseas	FOSFX	32.63	12 -	51.77	31.45	-32.57%	-13.33%	-21.30%	-32.33%	7.88%	55.99%	71.03%	38.92	7.63%	18.74	1.03%
Fidelity Aggr Int'l Value	FIVFX	10.02	13	16.63	9.66	-33.77%	-16.85%	-26.27%	-37.54%	-13.72%	14.33%	53.13%	37.10	7.54%	19.51	0.74%
Fidelity Nordic	FNORX	28.08	14 -	49.16	27.15	-38.10%	-22.15%	-30.46%	-39.81%	3.25%	93.33%	137.56%	32.30	8.60%	18.65	3.38%
Fidelity Emerging Mkts	FEMKX	20.14	15 -	35.93	18.93	-40.50%	-19.28%	-32.19%	-36.60%	28.70%	140.26%	265.04%	38.89	9.17%	19.67	0.56%
Fidelity Pacific Basin	FPBFX	17.60	16 +	32.94	17.03	-41.72%	-15.79%	-26.67%	-41.45%	-3.51%	41.49%	126.56%	36.27	7.46%	24.79	0.63%
Fidelity Int'l SmallCap Opp	FSCOX	9.13	17 +	16.93	8.82	-36.69%	-18.84%	-28.11%	-42.72%	-4.94%	--	--	35.45	8.28%	24.43	0.35%
Fidelity China Region	FHKCX	20.58	18 -	36.13	19.49	-33.97%	-14.92%	-21.87%	-35.50%	29.72%	79.41%	227.62%	41.03	9.68%	25.15	0.85%
Bonds																
Fidelity Spart Sh-Inter Muni	FSTFX	10.25	1 +	10.46	9.94	1.52%	-1.73%	0.14%	3.14%	9.61%	12.39%	42.49%	16.38	0.59%	0.63	2.97%
Fidelity Spart Int Muni Inc	FLTMX	9.66	2 +	10.00	9.55	-0.54%	-2.91%	-1.21%	0.97%	8.12%	15.77%	51.05%	16.25	0.90%	1.12	3.52%
Fidelity Strategic Inc	FSICX	9.67	3 -	10.27	9.67	-3.99%	-4.35%	-4.65%	-2.74%	10.42%	27.94%	95.05%	10.29	1.06%	1.32	4.96%
Fidelity U.S. Gov't Reserves	FGRXX	1.00	4 +	1.00	0.97	1.84%	0.00%	0.37%	3.01%	13.05%	16.79%	40.15%	100.00	0.28%	0.00	3.01%
Fidelity Floating Rate Hi Inc	FFRHX	8.85	5 +	9.38	8.67	-4.46%	-5.45%	-5.18%	-4.49%	5.48%	15.02%	--	7.48	1.03%	2.45	4.83%
Fidelity Interm Govt Inc	FSTGX	10.41	6	10.59	9.69	3.62%	0.00%	1.22%	6.95%	16.68%	20.33%	62.58%	46.60	1.52%	1.25	3.76%
Fidelity Total Bond	FTBFX	9.74	7 +	10.17	9.74	-2.60%	-3.28%	-3.05%	-1.00%	7.41%	15.78%	--	23.24	1.58%	1.31	4.62%
Fidelity S-T Bond	FSHBX	8.24	8 -	8.45	8.19	-1.52%	-0.84%	-0.56%	-1.48%	5.46%	9.45%	45.01%	37.43	0.83%	1.67	3.92%
Fidelity GNMA	FGMNX	10.89	9 -	11.12	10.24	2.86%	-0.18%	0.84%	6.07%	15.82%	23.09%	65.16%	42.94	1.71%	1.01	4.69%
Fidelity Spart Muni Inc	FHIGX	11.74	10	12.46	11.74	-3.98%	-4.86%	-3.64%	-2.66%	4.44%	14.13%	52.68%	18.43	1.36%	2.01	3.80%
Fidelity Interm Bond	FTHRX	9.53	11 +	10.04	9.53	-3.36%	-3.25%	-3.03%	-2.07%	5.49%	10.55%	52.39%	24.85	1.55%	1.81	4.36%
Fidelity High Income	SPHIX	7.60	12	8.43	7.60	-7.39%	-7.43%	-7.94%	-8.12%	6.91%	26.90%	43.11%	9.93	1.37%	2.99	6.91%
Fidelity Gov't Income	FGOVX	10.39	13 -	10.60	9.64	3.65%	-0.01%	1.41%	7.19%	16.78%	23.11%	63.87%	46.17	1.72%	1.31	3.93%
Fidelity US Bond Indx	FBIDX	10.57	14 -	10.88	10.30	0.04%	-1.49%	-0.83%	2.25%	10.73%	17.69%	62.05%	36.28	1.74%	1.10	4.50%
Fidelity New Mkts Inc	FNMIX	13.12	15 -	14.41	13.12	-7.01%	-7.80%	-7.12%	-5.06%	12.23%	46.84%	282.71%	21.59	1.62%	2.06	5.47%
Fidelity Freedom Inc	FFFAX	10.52	16 +	11.16	10.48	-4.94%	-3.40%	-3.57%	-4.78%	7.41%	17.10%	49.47%	31.78	1.36%	2.10	4.02%
Fidelity Inflat-Protected Bond	**FINPX**	**10.87**	**17**	**11.55**	**10.33**	**0.28%**	**-3.89%**	**-3.84%**	**4.22%**	**9.63%**	**22.79%**	**--**	**29.80**	**2.45%**	**2.46**	**1.59%**
Fidelity Invest Gr Bond	FBNDX	6.71	18 +	7.09	6.71	-3.78%	-2.61%	-2.85%	-2.88%	4.34%	11.59%	52.46%	29.02	1.76%	2.43	4.31%
Fidelity Mortg Secs	FMSFX	10.09	19 +	10.31	9.86	-0.17%	-0.20%	0.49%	-0.64%	4.84%	11.69%	53.72%	41.16	1.64%	2.04	4.62%
Fidelity Ultra-Short Bond	FUSFX	8.22	20 -	9.23	8.18	-7.14%	-0.36%	-0.40%	-10.97%	-6.72%	-3.09%	--	45.70	0.62%	7.51	2.95%

Fidelity Navigator (ISSN: 1541-8529) is published monthly by The Navigator Newsletters & Prestige Financial, Inc., 1207 Route 9, Suite 10, Wappingers Falls, NY 12590, 877-585-2785. Subscription rate: $99 per year. All numbers quoted are from reliable sources and believed to be accurate. For comparative reasons, all model portfolios were started on January 1st, 2001 with an initial value of $100,000 each. Before buying any mutual fund, you should obtain and read the prospectus carefully.

ANNUITY RATINGS

Fidelity Navigator's Annuity Fund Ratings through September 30, 2008

Name	Symbol	NAV	As of 9/26/08 1-Week	YTD	Monthly Returns (As of 8/31/08) 1-Month	3-Month	6-Month	1-Year	Average Annual Returns (As of 8/31/08) 3-Year	5-Year	10-Year	Life
Fidelity Annuity Fund Options												
VIP Asset Manager	FAVAM	$32.93	-4.69	-13.53	-1.79	-7.36	-2.39	1.02	5.70	5.85	4.36	7.21
VIP Asset Manager: Growth	FAVAG	$21.09	-5.56	-16.94	-2.30	-9.62	-2.83	0.17	6.12	6.32	3.62	6.79
VIP Balanced	FAVBB	$15.08	-3.82	-16.18	0.44	-8.16	-3.58	-7.99	4.16	4.68	3.60	5.60
VIP Consumer Discretionary	FAVCI	$9.55	-4.02	-12.57	6.80	-5.14	-2.00	-16.96	-1.25	2.09	–	0.45
VIP Contrafund	FAVCF	$38.37	-3.98	-22.06	0.50	-11.26	-5.41	-10.17	5.16	9.82	7.96	11.37
VIP Dynamic Capital Appreciation	FAVDC	$11.73	-6.24	-22.46	-1.85	-10.44	-6.81	-16.66	3.21	5.66	–	-2.04
VIP Energy	FAVNR	$22.89	-6.88	-22.28	-1.20	-16.32	-3.83	9.25	18.13	26.09	–	16.95
VIP Equity-Income	FAVEI	$52.25	-4.00	-20.89	0.68	-11.41	-7.57	-19.03	1.63	5.79	5.03	8.66
VIP Financial Services	FAVFS	$9.02	-7.52	-27.11	-0.81	-14.34	-16.22	-32.82	-7.36	-0.46	–	-0.71
VIP Growth	FAVGR	$54.95	-5.58	-24.87	-3.01	-12.18	-6.85	-9.81	4.56	5.20	3.87	9.08
VIP Growth & Income	FAVGI	$16.64	-3.61	-20.05	0.92	-9.24	-3.72	-10.37	4.30	5.13	4.10	5.70
VIP Growth Opportunities	FAVGO	$9.94	-9.13	-35.74	-1.95	-17.07	-6.92	-13.50	2.60	4.80	0.64	5.35
VIP Health Care	FAVHC	$11.43	-1.93	-15.58	1.82	-0.38	-1.76	-6.04	1.98	6.69	–	3.11
VIP High Income	FAVHI	$29.78	-2.25	-5.41	0.44	-2.33	1.48	0.50	3.83	5.93	1.78	6.34
VIP Index 500	FVIFC	$31.99	-3.32	-16.59	1.37	-8.08	-2.98	-11.92	2.77	5.94	3.66	8.21
VIP Industrials	FAVCC	$16.30	-6.40	-17.65	1.47	-7.23	0.98	-4.15	9.67	14.71	–	9.34
VIP Investment Grade Bond	FAVIB	$29.53	-1.00	-1.87	0.43	0.04	-1.44	2.27	2.04	3.00	4.42	5.79
VIP Mid Cap	FAVMC	$19.46	-4.33	-17.89	-0.45	-6.94	-1.66	-5.92	7.46	14.24	–	15.58
VIP Money Market	FAVMM	$21.78	0.04	1.71	0.14	0.44	0.99	3.00	3.64	2.51	2.81	4.65
VIP Overseas (Closed)	FAVOO	$33.59	-2.14	-24.83	-4.57	-16.36	-10.68	-13.53	7.69	11.94	5.63	5.96
VIP Overseas, Redemption Class	FAVOS	$12.62	-2.14	-24.84	-4.58	-16.36	-10.70	-13.51	7.69	11.94	5.63	5.96
VIP Real Estate	FAVRE	$18.32	-5.37	0.57	2.47	-7.33	5.00	-8.47	5.25	13.79	–	15.45
VIP Strategic Income	FAVSI	$12.00	-0.97	-2.42	-0.25	-1.13	-0.68	3.26	3.86	–	–	4.63
VIP Technology	FAVTT	$8.34	-7.10	-28.99	4.64	-10.45	3.32	-13.77	3.63	4.40	–	0.52
VIP Utilities	FAVGP	$11.39	-1.92	-25.39	-3.70	-13.17	-4.52	-5.87	9.55	14.86	–	4.07
VIP Value Strategies	FAVVS	$11.66	-7.45	-22.60	3.10	-10.66	-4.94	-17.28	2.57	5.92	–	6.06
Global Small Cap (Closed)	FAWGP	$10.10	-6.56	-23.05	-2.72	-7.95	-1.51	-17.09	-0.64	7.36	3.97	2.20
International Focus	FAWIE	$12.20	-1.89	-23.04	-3.45	-13.49	-7.05	-12.80	7.68	11.78	3.90	3.71
Small Cap Core I (Closed)	FAWSC	$10.31	-5.80	-8.94	2.14	-3.52	4.75	-7.18	-2.29	2.56	3.86	4.41
Emerging Markets Debt	FAMMT	$20.72	-1.66	-6.07	0.07	-1.22	-0.61	3.84	6.20	8.80	13.36	6.95
Emerging Markets Equity	FAMEE	$20.83	-4.43	-36.56	-7.98	-22.66	-19.28	-14.12	17.49	21.74	14.43	7.66
Global Value Equity	FAMGE	$14.19	-2.58	-22.87	-0.71	-13.73	-10.67	-18.60	2.03	7.02	4.80	5.62
International Magnum	FAMIM	$12.14	-3.99	-26.26	-4.86	-17.04	-10.96	-14.60	6.99	11.47	3.32	3.77
Old Mutual Tech & Comm (Closed)	FAPTC	$9.08	-2.89	-24.61	-0.06	-6.65	2.29	-8.06	8.40	7.54	1.59	0.68
Old Mutual Growth II (Closed)	FAPGG	$10.07	-5.78	-23.03	-0.21	-11.67	-4.58	-8.72	5.85	5.74	3.98	1.85
Old Mutual Large Cap Growth (Closed)	FAPST	$15.20	-2.94	-25.66	-0.89	-9.69	-3.80	-9.86	6.13	5.21	4.34	4.82
Old Mutual Select Value (Closed)	FAPSV	$18.49	-1.98	-11.64	0.29	-8.49	-1.27	-7.54	6.79	7.50	7.10	6.72
Old Mutual Small Cap (Closed)	FAPSC	$22.70	-2.25	-8.50	3.64	-3.90	5.74	-4.99	4.68	8.87	10.69	8.47
Advantage VT Discovery (Closed)	FASDD	$16.58	-6.86	-17.30	-0.38	-6.39	9.12	-2.19	9.89	11.36	10.30	9.05
Advantage VT Opportunity (Closed)	FASOT	$18.93	-5.77	-12.61	3.24	-7.10	1.35	-5.23	4.59	8.90	8.90	11.15

Fidelity Navigator
ANNUITY MODEL PORTFOLIOS

ANNUITY GROWTH

This portfolio is designed for the most aggressive annuity investor. Its goal is to provide an annual return of 18% or more over the long term. This portfolio involves substantial risk and should only be used by those with a large tolerance for risk.

Name	Symbol	NAV	Shares	Value	Pct
VIP Growth Opportunities	FAVGO	$9.94	3,888.281	$38,649.51	25.47%
VIP Utilities	FAVGP	$11.39	4,085.791	$46,537.16	30.67%
CS Small Cap Growth	FAWSC	$10.31	1,892.116	$19,507.72	12.86%
VIP Energy	FAVNR	$22.89	2,054.976	$47,038.40	31.00%
				$151,732.79	

2003 Return 35.83%	2005 Return 14.00%	2007 Return 22.50%	Monthly Return	-19.12%
2004 Return 15.85%	2006 Return 9.63%		YTD Return	-30.61%

ANNUITY GROWTH & INCOME

This portfolio is designed for the typical growth investor. Its goal is to provide an annual return that beats the S&P 500 with less overall risk. The model should be used by those with a moderate to long term investment time horizon.

Name	Symbol	NAV	Shares	Value	Pct
VIP Balanced	FAVBB	$15.08	3,159.378	$47,643.42	31.31%
VIP Equity-Income	FAVEI	$52.25	940.966	$49,165.47	32.31%
VIP Energy	FAVNR	$22.89	1,203.563	$27,549.56	18.11%
LR Value Strategies	FAVVS	$11.66	853.074	$9,946.84	6.54%
VIP Index 500	FVIFC	$31.99	557.937	$17,848.40	11.73%
				$152,153.70	

2003 Return 27.35%	2005 Return 11.98%	2007 Return 15.34%	Monthly Return	-13.29%
2004 Return 15.44%	2006 Return 12.11%		YTD Return	-23.82%

From the Crow's Nest continued from page 2

From the Publisher

Based on the current events, I thought it would serve the subscribers well to reprint some of Mark Grimaldi's comments from earlier this year.

Specifically, his Navigator Outlook #5 is now impressively prophetic. In January, he had the foresight to predict that the housing crisis would consolidate itself in a major Wall Street financial company. He even went so far as to say that the company would file for bankruptcy protection.

The other call Mark made was that the overhaul of the short-selling rule, "the Uptick Rule," would create downward pressures on a magnified basis. When he wrote this the DJIA was at about 13,200 and Mark called for a drop of 2,000 points to 11,200. Mark was correct to the point that the drop was even more dramatic than he predicted. As impressive as this call was, what was even more impressive is that he said this would happen in the third quarter, which is when it did.

We are fortunate to have Mark's 20 years of experience on our side as the chief economist and portfolio manager for the Navigator Newsletters. What follows is both updated commentary and reprinted excerpts.

On September 19, 2008 The Securities and Exchange Commission (SEC) issued an emergency order to address concerns about disruptions in the markets of specific securities and the aggravating impact of short-selling. Under the terms of the Order, no persons may affect a short sale in specific securities, a list of which may be found at www.sec.gov. Over three months prior to that emergency order, Mark Grimaldi wrote the following in the June Navigator Newsletter.

June 2008 Crow's Nest: "Last summer, with very little fanfare, the SEC adopted a change to Rule 10a-1. The core provisions of Rule 10a-1 have remained virtually unchanged since their adoption almost 70 years ago. In layman's terms, Rule 10a-1 is a safety net. It was created to help prevent a repeat of 1929. Its sole purpose was to limit downward pressures on the market.

The SEC's summary of the rule change is stated as follows: Regulation SHO and Rule 10a-1: 'The Securities and Exchange Commission (Commission) is amending the short sale price test under the Securities Exchange Act of 1934 (Exchange Act). The amendments are intended to provide a more consistent regulatory environment for short selling by removing restrictions on the execution prices of short sales ('price tests' or 'price test restrictions') as well as prohibiting any self-regulatory organization ('SRO') from having a price test. In addition, the Commission is amending Regulation SHO to remove the requirement that a broker-dealer mark a sell order of an equity security as 'short exempt,' if the seller is relying on an exception from a price test.'

Rule 10a-1, as is previously existed, only allowed a short sale on an uptick or zero uptick. This means that in order to execute the short sale, the stock's most recent price movement cannot be negative. This is to prevent investors from piling on a falling stock or a falling market.

I believe this will become a major topic of discussion in the third quarter of this year. Second quarter earnings will be reported in mid-July, and I believe there will be several very good buying opportunities created by poor earnings and downward adjusted forecasts. Traders will pounce on the negativity and without the up-tick rule as a hedge; the downward pressures will be magnified. DJIA of 11,200 is possible."

Mark's Navigator Outlook #5 for 2008: "At least one major financial company files for bankruptcy protection, and the CEO is unfairly held responsible."

On September 15, 2008, Lehman Brothers filed for bankruptcy protection; the filing marks the largest bankruptcy in U.S. history. Lehman Brothers Holdings Inc. was founded in 1850 and prior to the bankruptcy filing was the primary dealer in the U.S. Treasury securities market. The firm's worldwide headquarters are in New York City, with regional headquarters in London and Tokyo, as well as offices located throughout the world. Lehman Brothers began to re-open for business under the ownership of Barclays Capital on September 22. This followed the Bankruptcy Court for the Southern District of New York's approval on Saturday, Septmber 18 of Barclay's Agreement to acquire Lehman Brothers' fixed income and equity sales, trading and research; prime services; investment banking; principal investing; and private investment management business in North America. Over 10,000 Lehman employees were offered employment in the new entity.

In the May Navigator Newsletter, Mark wrote about a bill that was never passed back in 2003. The bill was proposed It was written by U.S. Representatives that were years ahead of the curve and saw an iceberg coming.

"The following is a summary of a bill that was drafted as a reaction to the housing bubble. The bill was designed to protect consumers from bad lenders, bad loans, and most importantly, to reduce the risk of future foreclosures. As you read this think about the current state of the housing market and whether this bill would have prevented much of what is going on in the financial markets.

Meaningful reform that benefits consumers:

1. Consumer Protections
2. Increased Disclosure
3. Better Education
4. Cleaning Up the Bad Actors

Strong consumer protections are established:

●Single Premium Credit Insurance is

From the Crow's Nest continued on page 11

From the Crow's Nest continued from page 10

prohibited

- Prepayment penalties are limited to 4 years, down from their current 5 year period
- Any arbitration proceeding required in a mortgage contract must: 1) take place near the borrower's residence; 2) be performed by an accredited arbiter; 3) have the first two days of arbitration paid for by the lender
- Loans made without respect to the borrower's ability to repay are prohibited
- To prevent loan flipping, refinancing during the first 12 months of a loan is prohibited unless it bene fits the borrower
- Refinancing of special low or zero interest loans (such as habitat for humanity loans) during the first 10 years of the loan is prohibited unless the holder of the loan agrees.
- Lenders are prohibited from profiting from foreclosure (they are only allowed to recoup costs)

Better disclosure means more protection for consumers:

- Points and fees triggers for the Home Ownership and Equity Protection Act (HOEPA) are lowered to 6% for loans over $30,000 and 7% for loans under that amount. This brings more loans under the protections established under that important law
- Lenders must disclose that a loan has a balloon payment and that a borrower is not required to have such a feature in their loan
- Lenders must inform borrowers that they are NOT required to finance points and fees
- Lenders must report borrower's loan activity to credit bureaus at least quarterly so that positive actions will be reflected, not just negative behavior
- Borrowers receiving a high cost loan must be given a free copy of their credit report upon request
- Borrowers are entitled to at least four free payoff statements in a year

Ensures a national market and a level playing field:

- Laws that raise the costs of lending and encumber the national mortgage lending market that Congress has worked to establish are preempted
- The rights of states are preserved by allowing them to enforce anti-predatory lending laws

Increases and reforms consumer mortgage education:

- Increases funding for consumer mortgage education from $25 million to $50 million
- Mandates creating new consumer education resources such as a toll free number, educational software, Internet sites, and mortgage information materials
- Established a new, more responsive entity under HUD, the Consumer Mortgage Protection Board, to supervise the educational programs so that it is more responsive to consumer needs.

Cleans up the bad actors:

- Mandates licensing of mortgage brokers to help keep the bad actors out of the mortgage markets
- Allows states to implement their own licensing systems, as long as they meet certain criteria regarding education, testing, background checks, and data uniformity.
- A national database of mortgage brokers will be created by the Consumer Mortgage Protection Board to allow consumers, federal and state regulators, as well as mortgage companies to have access to pertinent information about mortgage brokers.

This bill was a bi-partisan effort to help avoid the mortgage/credit crisis; the crisis that has shaved 25% off the S&P 500, resulted in millions of foreclosures, and reduced the value of the average home in the U.S. by 25% in some areas.

The name of this very comprehensive and timely bill was The Ney-Lucas "Responsible Land Act" or H.R. 833. The bill was co-sponsored by Robert William Ney, a five-term Republican from Ohio and Ken Lucas, a three-term Democrat from Kentucky.

The bill received support from many groups, including the America's Community Bankers.

However, the bill never attracted enough support to merit its passing. In fact, the bill died, only to be revived when the Democratic Representative from Pennsylvania, Paul E. Kanjorski, replaced Mr. Lucas as a co-sponsor. Mr. Kanjorski has been a well respected House member since 1984. As before, the bill died without a vote being cast.

Why would a bill that seems so necessary die an anonymous death? That is where the story starts.

The bill was written in February 2003 at a time when mortgage rates were at 2%, net taxes and inflation. Homes were appreciating in double digits and predatory lending sharks were in the waters. This bill tried to net those sharks, but to no avail. In fact, this proposal was so politically incorrect that Mr. Lucas was not re-elected in 2006, and Mr. Ney got stained with the Jack Abramoff lobbyist controversy. Mr. Ney pleaded guilty to conspiracy and making false statements and was sentenced to jail on January 19, 2007. Did Mr. Ney and Mr. Lucas suffer because of the H.R. 833 bill? I am not sure. However, I do know that to bow to the political pressure, Washington wanted as many Americans as possible to participate in the housing boom. As evidence, the President signed the "American Dream Down payment Assistance Act", ADDI, on December 16, 2003.

According to www.hud.gov, 'ADDI will provide down payment, closing costs, and rehabilitation assistance to eligible individuals. The amount of ADDI assistance provided may not exceed $10,000 or six percent of the purchase price of the home, whichever is greater. The rehabilitation must be completed within one year of the home purchase. Rehabilitation may include, but is not limited to, the reduction of lead paint hazards and the remediation of other home health hazards.'

The government wanted to stretch the American dream of home ownership as far as possible. That is a good thing. The more people who have a stake in America, the better. However, ADDI pumped up the bubble. H.R. 833 understood that, and was trying to protect people from bad loans.

Today, in 2008 many of the same politicians who ignored H.R. 833 are calling for a bailout of the very people H.R. 833 was supposed to help. I have no doubt that political pressure and lobbyists killed H.R. 833. America is worse off because of it."

By the time you read this a, revised revision of the bailout/rescue plan will likely have passed at least one house of Congress. Money will start flowing again, but just as with the tech bubble (NASDAQ 5000), we will not see home prices anywhere near the 2006 levels for many, many years. My best advice is to try to keep your financial life free of Washington, D.C.

Thanks for reading.

Mark

A roller coaster month... Financial bankruptcies and bailouts lead to one wild ride for the markets

Courtesy of Navigator Money Management, Inc.

September was one of the most tumultuous months in Wall Street's history, with a rally in response to the U.S. government bailout of mortgage giants Fannie Mae and Freddie Mac soon tempered by sobering news of Lehman Brothers' failure and another bailout of AIG.

Good news for Fannie and Freddie…

On September 7, after months of speculation, the U.S. government announced one of the most sweeping interventions in the financial markets since the Great Depression-a multi-part plan to take over Fannie Mae and Freddie Mac and $5 trillion in home loans they back.

In exchange for backstopping Fannie Mae and Freddie Mac, the government received $1 billion of each company's senior preferred stock and 79.9% of each company's common stock. Dividends on both preferred and common shares were eliminated.

That was good news and bad news for the companies' debtholders and shareholders. On the positive side, the bailout boosted the value of both companies' debt. On the negative side, it was a major blow to stockholders, which include major financial institutions. By essentially purchasing 80% of both companies' common stock, the government left common stockholders with the remaining 20%, or one fifth of what they owned on September 5. Preferred stock was essentially worthless, given the elimination of dividends and the government's preferred stock being senior-and after the bailout announcement, Standard & Poor's cut its ratings of the companies' preferred stock to junk status.

The markets generally saw the bailout as good news, however, mainly because of its potential impact on the U.S. housing market, which has continued to struggle. A record 9 percent of American homeowners were either behind on their mortgage payments or in foreclosure at the end of June, according to the Mortgage Bankers Association-and the source of trouble has shifted from subprime loans made to borrowers with poor credit to homeowners who had solid credit but took out loans with ballooning payments.

Investors clearly hoped the bailout of Fannie Mae and Freddie Mac would remedy that situation. The Dow Jones Industrial Average jumped more than 340 points within minutes of the opening bell on Monday, September 8-its biggest rally in months. The gains on Wall Street followed strong rallies in foreign stocks. London's FTSE 100 rose 3.8 percent before trading was halted by a technical glitch, while the Dow Jones Euro Stoxx 50 rose 3.09 percent. Japan's Nikkei 225 rose 3.4 percent, and Hong Kong's Hang Seng Index rose 4.3 percent. In many cases, financial stocks led the surge, with shares of investment banks rising.

…leads to bad news for Lehman brothers…

Just a week later, the mood could not have been more different.

U.S. government officials and heads of financial institutions worked diligently through the weekend of September 13 in an attempt to construct a deal to save Lehman Brothers, which had lost billions in bad real-estate-related loans. But the U.S. government-which months prior had brokered the sale of Bear Stearns & Co. to J.P. Morgan Chase & Co.-did not want to set a precedent encouraging companies to ask the U.S. government for help, and declined to intervene.

Without federal backing, Lehman Brothers' two most likely buyers, Bank of America and Barclays PLC, exited negotiations, and early Monday morning, Lehman filed for protection under Chapter 11 of the U.S. Bankruptcy Code with the United States Bankruptcy Court for the Southern District of New York.

As Lehman Brothers' future darkened, Merrill Lynch & Co., another vulnerable financial company, raced into the arms of Bank of America, agreeing to a sale for $50 million.

The announcements led to one of biggest declines in market history, with the Dow falling 504 points on Monday, September 15, its largest drop since the September 2001 terror attacks.

Corporate news added to the unease, with Goldman Sachs Group, the largest of the two big independent investment banks on Wall Street, posting its sharpest decline in earnings (70% year-over-year) since going public in 1999.

Even good inflation news could not change the sour mood. The markets showed little reaction to the first drop in the Labor Department's Consumer Price Index (CPI) in nearly two years. The CPI fell 0.1 percent in August, while core CPI-which excludes volatile food and energy costs-edged up a mild 0.2 percent.

The decline in inflation did, however, give the U.S. Federal Reserve Board (the Fed) the room it needs to cut interest rates to help stabilize turbulent financial markets, if necessary-which was particularly relevant given that the policy makers gathered on Tuesday, September 16, for a regularly scheduled meeting that was suddenly anything but routine. They declined to cut rates at that meeting, and we can understand their position. Although the recent decline in energy prices has improved the inflation picture, as consumer CPI figures revealed, the Fed still has to balance their concerns about slow growth with inflation worries. So, while it is not a sure thing, we feel safe saying there will not be any rate hikes for some time.

…and another government bailout

The Fed did have one more trick up it is sleeve, however. On Wednesday, September 17, the policymakers stepped in to bail out insurer American International Group (AIG) in a similar manner to Fannie Mae and Freddie Mac. Under the deal, the company will get a $85 billion injection of taxpayer money in exchange for the U.S. government getting a 79.9 % stake in AIG and the right to remove senior management. Again, the markets shuddered.

Impact

We could go on, but at some point we have to go to press, so let's move on from a recap of the destruction to the impact.

First, it is important to remember how we got here. Earlier this decade, the Fed cut interest rates to 1 percent, thereby encouraging individuals and investors to gorge on real estate. Consumers took out loans, and investment banks overused leverage strategies-essentially, borrowing short and lending long-in regard to real estate (just as they did at other times when the Fed held interest rates too low for too long, such as the 1970s).

The government has taken various steps to stabilize the system. Initially, the steps were relatively small, such as the Fed's attempts to improve liquidity and the Treasury Department's increased issuance of Treasury bills. But on September 18, the Treasury Department announced plans to take over troubled mortgage assets from financial institutions and step up the purchase of mortgage-backed securities. The Fed came to the rescue of the money market mutual fund industry, and the Securities and Exchange Commission (SEC) banned short-selling on 799 financial stocks that will last from 10 to 30 days.

In our opinion, even more steps are likely, as the federal government has now announced it is working on a comprehensive remedy to the financial crisis-a sweeping series of programs that could end up being the biggest intervention in the financial markets since the 1930s. News of the possible $700 billion plan sent the stock market soaring, with the Dow ending September 18 up 3.9% percent, its biggest percentage gain in nearly six years. As of press time, however, Congress had yet to approve the plan.

Even if they do, it could take some time to see a recovery. Eventually, the economy will recover, of course, but we think it will happen slowly (perhaps in late 2009 or 2010, as the housing market bottoms and the credit markets heal). The Navigator continues to keep an eye on the labor market, which has weakened considerably (with the nation's unemployment rate zooming to a five-year high of 6.1 percent in August as employers slashed 84,000 jobs), and consumer spending (which has deteriorated, and, according to preliminary data, will continue to do so in the third quarter).

That said, we think that even when the economy recovers, it will do so unevenly, with lasting damages to the U.S. financial system. We think the sector will likely be smaller relative to the overall economy than it was before the crisis, with leverage reduced among consumers and businesses, meaning there will be fewer homeowners. We also expect it to be more regulated.

Even when the economy starts to show signs of recovering, there is no guarantee that the markets will join in. Investor sentiment can be unpredictable, and little can be done to get people to start taking risks again.